Quarterly Holdings Report
for

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2020

SSC-QTLY-0121
1.912893.110

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
3.5% 6/1/41	$4,880,000	$5,255,459
3.5% 9/15/53 (a)	423,000	433,211
3.55% 9/15/55 (a)	1,524,000	1,559,707
3.65% 9/15/59 (a)	223,000	227,198
4.1% 2/15/28	2,042,000	2,401,858
4.3% 2/15/30	3,709,000	4,428,382
4.5% 5/15/35	1,980,000	2,396,520
4.5% 3/9/48	23,025,000	28,059,543
4.75% 5/15/46	40,000,000	49,171,112
4.8% 6/15/44	219,000	274,621
4.9% 6/15/42	7,000,000	8,756,120
5.15% 11/15/46	10,160,000	13,321,850
6.2% 3/15/40	2,433,000	3,391,378
6.3% 1/15/38	2,523,000	3,607,897
British Telecommunications PLC 9.625% 12/15/30 (b)	575,000	938,344
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	450,000	485,271
7.5% 10/15/26 (a)	855,000	909,506
Cablevision Lightpath LLC 3.875% 9/15/27 (a)	10,000	10,111
Century Telephone Enterprises, Inc. 6.875% 1/15/28	15,000	17,213
CenturyLink, Inc.:
5.125% 12/15/26 (a)	185,000	192,370
5.625% 4/1/25	175,000	187,688
Frontier Communications Corp.:
5% 5/1/28 (a)	110,000	111,650
5.875% 10/15/27 (a)	95,000	99,869
6.75% 5/1/29 (a)	115,000	119,025
Level 3 Financing, Inc.:
3.625% 1/15/29 (a)	35,000	35,043
4.25% 7/1/28 (a)	1,520,000	1,569,400
Sable International Finance Ltd. 5.75% 9/7/27 (a)	585,000	628,144
SFR Group SA:
5.125% 1/15/29 (a)	300,000	310,122
7.375% 5/1/26 (a)	510,000	535,500
8.125% 2/1/27 (a)	135,000	148,838
Sprint Capital Corp.:
6.875% 11/15/28	1,000,000	1,298,700
8.75% 3/15/32	395,000	606,574
Telecom Italia SpA 5.303% 5/30/24 (a)	370,000	402,375
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	400,000	428,200
Verizon Communications, Inc.:
2.65% 11/20/40	1,265,000	1,300,806
2.987% 10/30/56 (a)	1,660,000	1,755,776
3.15% 3/22/30	2,673,000	3,004,580
4.016% 12/3/29	996,000	1,184,559
4.5% 8/10/33	1,310,000	1,668,715
4.522% 9/15/48	2,266,000	3,010,603
4.862% 8/21/46	700,000	961,900
5.012% 4/15/49	156,000	220,877
Virgin Media Finance PLC 5% 7/15/30 (a)	270,000	283,500
		145,710,115
Entertainment - 0.0%
NBCUniversal, Inc. 5.95% 4/1/41	1,495,000	2,293,910
Netflix, Inc.:
4.375% 11/15/26	165,000	182,944
4.875% 4/15/28	145,000	166,025
4.875% 6/15/30 (a)	70,000	80,938
5.375% 11/15/29 (a)	120,000	143,286
5.875% 11/15/28	635,000	766,877
6.375% 5/15/29	55,000	69,013
The Walt Disney Co. 4.75% 9/15/44	1,430,000	1,937,574
Viacom, Inc.:
3.875% 4/1/24	1,380,000	1,506,144
5.85% 9/1/43	220,000	302,576
		7,449,287
Media - 0.5%
Altice Financing SA:
5% 1/15/28 (a)	200,000	204,274
7.5% 5/15/26 (a)	300,000	316,500
Altice France Holding SA 6% 2/15/28 (a)	105,000	106,570
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	950,000	957,125
4.5% 8/15/30 (a)	180,000	189,675
4.5% 5/1/32 (a)	370,000	391,053
5.75% 2/15/26 (a)	1,650,000	1,710,407
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	535,000	560,084
4.464% 7/23/22	11,002,000	11,628,672
4.908% 7/23/25	7,565,000	8,756,715
5.375% 4/1/38	450,000	563,380
5.375% 5/1/47	31,249,000	39,617,859
5.75% 4/1/48	14,203,000	18,809,069
6.384% 10/23/35	2,985,000	4,131,316
6.484% 10/23/45	1,295,000	1,846,457
Comcast Corp.:
3.4% 4/1/30	2,121,000	2,450,324
3.75% 4/1/40	370,000	448,960
3.9% 3/1/38	1,317,000	1,620,052
3.999% 11/1/49	320,000	408,020
4.15% 10/15/28	700,000	842,326
4.6% 8/15/45	2,420,000	3,263,819
4.65% 7/15/42	4,121,000	5,574,495
CSC Holdings LLC:
4.125% 12/1/30 (a)	215,000	222,482
4.625% 12/1/30 (a)	170,000	174,029
Discovery Communications LLC:
3.625% 5/15/30	4,338,000	4,944,600
4% 9/15/55 (a)	1,225,000	1,361,862
4.65% 5/15/50	11,727,000	14,391,229
5.3% 5/15/49	1,310,000	1,711,534
DISH DBS Corp. 5.875% 11/15/24	200,000	212,707
Fox Corp.:
4.709% 1/25/29	2,509,000	3,033,551
5.476% 1/25/39	2,474,000	3,440,320
5.576% 1/25/49	1,641,000	2,397,759
Gray Television, Inc. 4.75% 10/15/30 (a)	100,000	101,375
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (a)	270,000	280,800
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	65,000	68,104
5.5% 7/1/29 (a)	1,000,000	1,095,000
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	16,690,536
5.5% 9/1/41	2,591,000	3,296,076
5.875% 11/15/40	5,543,000	7,174,986
6.55% 5/1/37	8,522,000	11,747,039
7.3% 7/1/38	6,393,000	9,378,470
TWDC Enterprises 18 Corp. 1.85% 7/30/26	305,000	320,525
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (a)	245,000	257,250
5.5% 8/15/26 (a)	300,000	313,839
5.5% 5/15/29 (a)	175,000	189,875
Ziggo Bond Co. BV 5.125% 2/28/30 (a)	215,000	227,900
Ziggo BV 5.5% 1/15/27 (a)	1,379,000	1,442,710
		188,871,710
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 8% 2/15/24 (a)	595,000	608,388
Millicom International Cellular SA:
4.5% 4/27/31 (a)	200,000	215,368
5.125% 1/15/28 (a)	385,000	411,488
6.625% 10/15/26 (a)	225,000	243,844
Rogers Communications, Inc. 3% 3/15/23	150,000	157,622
SoftBank Group Corp. 5.375% 7/30/22 (Reg. S)	200,000	207,500
Sprint Corp. 7.875% 9/15/23	300,000	345,750
T-Mobile U.S.A., Inc.:
3% 2/15/41 (a)	2,795,000	2,876,223
3.75% 4/15/27 (a)	7,970,000	9,022,837
3.875% 4/15/30 (a)	10,604,000	12,161,622
4.375% 4/15/40 (a)	1,721,000	2,101,840
4.5% 4/15/50 (a)	3,381,000	4,224,729
		32,577,211

TOTAL COMMUNICATION SERVICES		374,608,323

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
General Motors Co.:
6.25% 10/2/43	465,000	628,008
6.75% 4/1/46	1,600,000	2,280,146
General Motors Financial Co., Inc.:
3.7% 5/9/23	11,800,000	12,501,123
4% 1/15/25	830,000	908,485
4.25% 5/15/23	1,875,000	2,019,713
4.375% 9/25/21	7,321,000	7,530,373
		25,867,848
Diversified Consumer Services - 0.0%
Brown University 2.924% 9/1/50	700,000	780,516
California Institute of Technology 3.65% 9/1/19	535,000	580,706
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	320,000	326,800
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	425,000	464,425
President and Fellows of Harvard College:
3.15% 7/15/46	190,000	222,032
3.3% 7/15/56	190,000	228,591
Service Corp. International 5.125% 6/1/29	270,000	300,038
Sotheby's 7.375% 10/15/27 (a)(c)	200,000	210,000
Trustees of Boston University 4.061% 10/1/48	450,000	568,147
University of Pennsylvania Trustees:
2.396% 10/1/50	495,000	508,148
3.61% 2/15/2119	285,000	313,462
University of Southern California 3.841% 10/1/47	705,000	870,112
Yale University 2.402% 4/15/50	1,615,000	1,647,518
		7,020,495
Hotels, Restaurants & Leisure - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	155,000	158,150
4.375% 1/15/28 (a)	280,000	289,100
5.75% 4/15/25 (a)	90,000	96,089
Aramark Services, Inc.:
4.75% 6/1/26	100,000	102,200
5% 2/1/28 (a)	1,990,000	2,089,998
Caesars Entertainment, Inc. 6.25% 7/1/25 (a)	380,000	405,266
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	300,000	300,000
Carnival Corp. 7.625% 3/1/26 (a)	75,000	79,125
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.625% 4/1/25	400,000	409,248
Marriott International, Inc.:
3.125% 6/15/26	1,090,000	1,145,130
3.6% 4/15/24	660,000	697,909
McDonald's Corp. 4.7% 12/9/35	1,535,000	2,004,468
MCE Finance Ltd.:
4.875% 6/6/25 (a)	300,000	306,435
5.375% 12/4/29 (a)	110,000	112,573
5.75% 7/21/28 (a)	115,000	120,808
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (a)	55,000	59,538
11.5% 6/1/25 (a)	550,000	644,188
Starbucks Corp. 1.3% 5/7/22	3,742,000	3,790,408
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	200,000	206,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	215,000	217,150
5.5% 3/1/25 (a)	270,000	275,400
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	205,000	205,705
5.5% 10/1/27 (a)	190,000	191,484
Yum! Brands, Inc. 7.75% 4/1/25 (a)	330,000	365,475
		14,272,347
Household Durables - 0.2%
Lennar Corp.:
4.75% 11/29/27	9,350,000	11,091,438
5% 6/15/27	12,100,000	14,325,190
5.25% 6/1/26	2,920,000	3,452,900
Newell Brands, Inc. 5.875% 4/1/36	30,000	36,000
Toll Brothers Finance Corp.:
4.35% 2/15/28	29,675,000	32,939,250
4.375% 4/15/23	5,000,000	5,306,250
4.875% 11/15/25	35,000	39,506
4.875% 3/15/27	7,917,000	9,075,366
5.625% 1/15/24	885,000	981,244
5.875% 2/15/22	12,000,000	12,476,160
		89,723,304
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 2.8% 8/22/24	1,045,000	1,131,113
Match Group Holdings II LLC 4.125% 8/1/30 (a)	70,000	72,450
		1,203,563
Leisure Products - 0.0%
Hasbro, Inc.:
2.6% 11/19/22	2,485,000	2,572,505
3% 11/19/24	5,655,000	6,090,135
Mattel, Inc.:
5.45% 11/1/41	20,000	21,200
6.75% 12/31/25 (a)	145,000	152,497
		8,836,337
Multiline Retail - 0.0%
Dollar Tree, Inc. 4.2% 5/15/28	1,395,000	1,654,426
Specialty Retail - 0.1%
AutoNation, Inc. 4.75% 6/1/30	953,000	1,145,681
AutoZone, Inc.:
1.65% 1/15/31	155,000	152,186
3.75% 4/18/29	1,200,000	1,380,933
4% 4/15/30	6,924,000	8,148,628
Lowe's Companies, Inc. 4.25% 9/15/44	85,000	102,248
O'Reilly Automotive, Inc.:
1.75% 3/15/31	420,000	417,674
4.2% 4/1/30	1,533,000	1,839,228
The Home Depot, Inc.:
3.75% 2/15/24	1,026,000	1,126,580
4.875% 2/15/44	975,000	1,383,708
5.875% 12/16/36	300,000	455,658
		16,152,524
Textiles, Apparel & Luxury Goods - 0.0%
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	270,000	286,200

TOTAL CONSUMER DISCRETIONARY		165,017,044

CONSUMER STAPLES - 0.6%
Beverages - 0.4%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
3.65% 2/1/26	575,000	649,629
4.7% 2/1/36	2,765,000	3,532,162
4.9% 2/1/46	1,175,000	1,532,364
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,871,000	12,267,115
4.9% 2/1/46	12,306,000	15,996,252
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	8,175,000	9,443,483
4.35% 6/1/40	4,618,000	5,722,472
4.5% 6/1/50	8,175,000	10,237,749
4.6% 6/1/60	5,007,000	6,396,303
4.75% 4/15/58	6,987,000	9,215,644
5.45% 1/23/39	5,390,000	7,342,162
5.55% 1/23/49	14,627,000	20,996,313
5.8% 1/23/59 (Reg. S)	15,062,000	22,985,596
Constellation Brands, Inc.:
3.7% 12/6/26	925,000	1,060,935
4.4% 11/15/25	480,000	558,076
4.75% 11/15/24	5,595,000	6,441,476
Diageo Capital PLC 2.125% 4/29/32	390,000	412,823
PepsiCo, Inc.:
2.625% 3/19/27	839,000	924,035
2.75% 3/5/22	900,000	928,326
3.1% 7/17/22	260,000	270,855
3.6% 3/1/24	1,952,000	2,137,066
		139,050,836
Food & Staples Retailing - 0.0%
Costco Wholesale Corp. 1.6% 4/20/30	540,000	554,087
Kroger Co. 2.65% 10/15/26	530,000	578,081
U.S. Foods, Inc. 6.25% 4/15/25 (a)	185,000	196,756
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,691,853
		4,020,777
Food Products - 0.2%
General Mills, Inc. 2.875% 4/15/30	410,000	455,847
H.J. Heinz Finance Co. 7.125% 8/1/39 (a)	9,093,000	12,753,201
Hormel Foods Corp. 1.8% 6/11/30	2,425,000	2,524,342
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (a)	1,300,000	1,340,625
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	15,375,000	17,283,038
6.5% 4/15/29 (a)	14,275,000	16,344,875
Kraft Heinz Foods Co.:
3.875% 5/15/27 (a)	235,000	254,253
4.25% 3/1/31 (a)	220,000	244,186
4.375% 6/1/46	7,290,000	7,775,385
5% 7/15/35	920,000	1,083,779
5.2% 7/15/45	4,602,000	5,424,997
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (a)	345,000	382,950
Post Holdings, Inc.:
4.625% 4/15/30 (a)	40,000	41,760
5.5% 12/15/29 (a)	270,000	292,950
The J.M. Smucker Co. 3.5% 3/15/25	310,000	344,747
TreeHouse Foods, Inc. 4% 9/1/28	165,000	167,508
Tyson Foods, Inc. 4% 3/1/26	2,520,000	2,912,174
		69,626,617
Tobacco - 0.0%
Altria Group, Inc.:
2.85% 8/9/22	1,570,000	1,633,805
4% 1/31/24	1,380,000	1,515,568
4.25% 8/9/42	365,000	411,114
BAT Capital Corp.:
3.215% 9/6/26	490,000	537,002
3.222% 8/15/24	1,095,000	1,184,733
3.557% 8/15/27	1,370,000	1,522,194
4.7% 4/2/27	325,000	380,456
Philip Morris International, Inc.:
1.125% 5/1/23	1,430,000	1,457,687
3.875% 8/21/42	530,000	634,285
		9,276,844

TOTAL CONSUMER STAPLES		221,975,074

ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	145,000	166,691
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,243,447
Halliburton Co.:
4.75% 8/1/43	445,000	480,594
6.7% 9/15/38	170,000	221,777
		2,112,509
Oil, Gas & Consumable Fuels - 1.1%
Alberta Energy Co. Ltd. 8.125% 9/15/30	6,179,000	7,119,442
Amerada Hess Corp.:
7.125% 3/15/33	1,335,000	1,684,534
7.3% 8/15/31	1,849,000	2,301,572
7.875% 10/1/29	5,583,000	7,072,183
Apache Corp.:
4.75% 4/15/43	335,000	333,325
4.875% 11/15/27	185,000	193,233
5.25% 2/1/42	210,000	215,607
Cheniere Energy Partners LP:
5.25% 10/1/25	1,405,000	1,441,881
5.625% 10/1/26	810,000	845,438
Cheniere Energy, Inc. 4.625% 10/15/28 (a)	230,000	238,338
Chevron Corp.:
2.355% 12/5/22	840,000	871,200
2.566% 5/16/23	4,322,000	4,548,841
CNOOC Finance (2013) Ltd. 2.875% 9/30/29	1,825,000	1,900,852
Columbia Pipeline Group, Inc. 4.5% 6/1/25	1,418,000	1,631,486
Concho Resources, Inc.:
2.4% 2/15/31	410,000	428,098
3.75% 10/1/27	915,000	1,040,181
4.3% 8/15/28	2,540,000	3,011,576
4.875% 10/1/47	185,000	245,881
Conoco, Inc. 6.95% 4/15/29	425,000	592,979
Continental Resources, Inc. 5.75% 1/15/31 (a)	235,000	252,038
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	480,000	461,657
5.75% 4/1/25	1,657,000	1,644,573
6.25% 4/1/23	80,000	80,362
CVR Energy, Inc.:
5.25% 2/15/25 (a)	330,000	290,400
5.75% 2/15/28 (a)	40,000	33,500
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,017,000	2,044,734
5.85% 5/21/43 (a)(b)	7,892,000	6,313,600
DCP Midstream Operating LP:
3.875% 3/15/23	17,626,000	18,066,650
5.125% 5/15/29	355,000	376,076
5.375% 7/15/25	345,000	372,169
5.6% 4/1/44	3,773,000	3,527,755
5.625% 7/15/27	260,000	281,450
Devon Energy Corp.:
5% 6/15/45	915,000	1,027,368
5.6% 7/15/41	175,000	204,784
Ecopetrol SA:
4.125% 1/16/25	300,000	323,728
5.375% 6/26/26	1,240,000	1,420,149
5.875% 9/18/23	360,000	400,860
6.875% 4/29/30	200,000	252,800
EG Global Finance PLC:
6.75% 2/7/25 (a)	220,000	227,700
8.5% 10/30/25 (a)	380,000	409,431
Enable Midstream Partners LP 3.9% 5/15/24 (b)	1,210,000	1,216,434
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,084,828
Enbridge, Inc.:
4% 10/1/23	3,799,000	4,115,430
4.25% 12/1/26	1,943,000	2,248,817
Encana Corp. 5.15% 11/15/41	3,000,000	2,781,591
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	20,000	20,575
5.75% 1/30/28 (a)	180,000	191,430
6.625% 7/15/25 (a)	45,000	47,965
Energy Transfer Partners LP:
3.75% 5/15/30	2,964,000	3,073,784
4.2% 9/15/23	1,452,000	1,545,932
4.25% 3/15/23	1,373,000	1,445,103
4.5% 4/15/24	1,723,000	1,857,136
4.75% 1/15/26	250,000	277,461
4.95% 6/15/28	4,954,000	5,539,386
5% 5/15/50	6,600,000	7,000,591
5.25% 4/15/29	2,803,000	3,172,311
5.8% 6/15/38	2,762,000	3,051,580
6% 6/15/48	1,799,000	2,022,445
6.25% 4/15/49	1,925,000	2,249,548
6.625% 10/15/36	900,000	1,064,133
Enterprise Products Operating LP:
3.125% 7/31/29	100,000	110,792
3.2% 2/15/52	665,000	670,202
3.7% 1/31/51	65,000	70,525
4.85% 3/15/44	2,725,000	3,335,993
EOG Resources, Inc. 3.9% 4/1/35	205,000	238,891
EQM Midstream Partners LP 6.5% 7/1/27(a)	125,000	137,813
Equinor ASA 3.7% 4/6/50	920,000	1,103,153
Exxon Mobil Corp.:
2.397% 3/6/22	1,575,000	1,613,190
4.114% 3/1/46	705,000	863,778
Hess Corp.:
4.3% 4/1/27	1,117,000	1,206,141
5.6% 2/15/41	1,896,000	2,231,737
5.8% 4/1/47	4,517,000	5,589,966
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	110,000	112,818
5.625% 2/15/26 (a)	669,000	690,743
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	225,000	219,375
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	375,000	369,225
Kinder Morgan Energy Partners LP:
4.15% 3/1/22	885,000	924,990
4.15% 2/1/24	300,000	326,862
Kinder Morgan, Inc. 3.25% 8/1/50	190,000	184,487
Magellan Midstream Partners LP:
3.95% 3/1/50	1,085,000	1,174,636
4.2% 10/3/47	695,000	749,962
4.25% 9/15/46	65,000	70,337
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	2,902,601
MEG Energy Corp. 7.125% 2/1/27 (a)	220,000	215,600
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3418% 9/9/22 (b)(d)	3,115,000	3,115,453
4.125% 3/1/27	505,000	569,483
4.5% 7/15/23	160,000	173,444
4.5% 4/15/38	900,000	997,222
4.7% 4/15/48	1,330,000	1,497,900
4.8% 2/15/29	2,010,000	2,364,454
4.875% 12/1/24	2,489,000	2,823,851
5.5% 2/15/49	4,516,000	5,613,732
Noble Energy, Inc.:
5.25% 11/15/43	295,000	408,373
6% 3/1/41	360,000	526,919
Occidental Petroleum Corp.:
2.7% 8/15/22	1,655,000	1,630,672
2.9% 8/15/24	6,201,000	5,782,433
3.125% 2/15/22	3,955,000	3,944,915
3.2% 8/15/26	805,000	708,964
3.4% 4/15/26	130,000	116,350
3.5% 8/15/29	2,729,000	2,387,875
4.2% 3/15/48	125,000	100,625
4.3% 8/15/39	439,000	362,175
4.4% 4/15/46	200,000	168,378
4.4% 8/15/49	1,809,000	1,469,813
5.55% 3/15/26	6,488,000	6,477,684
6.2% 3/15/40	65,000	62,075
6.45% 9/15/36	4,545,000	4,441,829
6.6% 3/15/46	6,475,000	6,329,313
7.5% 5/1/31	8,596,000	9,036,545
7.875% 9/15/31	40,000	42,788
8.875% 7/15/30	145,000	163,669
ONEOK Partners LP 6.65% 10/1/36	400,000	485,944
ONEOK, Inc.:
3.1% 3/15/30	1,300,000	1,311,325
4.45% 9/1/49	1,085,000	1,083,082
4.95% 7/13/47	365,000	385,423
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (a)	475,000	472,625
Petro-Canada 6.8% 5/15/38	350,000	473,150
Petrobras Global Finance BV 7.25% 3/17/44	34,097,000	42,269,625
Petroleos Mexicanos:
6.5% 3/13/27	25,780,000	25,739,719
6.75% 9/21/47	11,150,000	9,600,150
6.84% 1/23/30	10,852,000	10,592,095
7.69% 1/23/50	78,965,000	72,667,541
Phillips 66 Co. 4.875% 11/15/44	305,000	385,121
Phillips 66 Partners LP:
3.75% 3/1/28	295,000	313,880
4.9% 10/1/46	525,000	564,312
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	2,689,000	2,756,252
3.6% 11/1/24	1,877,000	1,959,609
3.65% 6/1/22	10,550,000	10,836,131
3.8% 9/15/30	260,000	271,601
QEP Resources, Inc. 5.25% 5/1/23	300,000	256,500
Rattler Midstream LP 5.625% 7/15/25 (a)	465,000	490,866
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,310,000	2,419,749
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	9,948,000	11,606,591
Schlumberger Investment SA 3.65% 12/1/23	210,000	226,209
Shell International Finance BV 3.25% 5/11/25	1,465,000	1,622,496
Spectra Energy Partners LP 4.75% 3/15/24	6,000,000	6,694,329
Sunoco Logistics Partner Operations LP:
5.35% 5/15/45	850,000	890,885
5.4% 10/1/47	1,861,000	1,981,846
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (a)	255,000	263,606
5.5% 2/15/26	560,000	575,540
5.875% 3/15/28	55,000	58,850
6% 4/15/27	5,000	5,355
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.875% 2/1/31 (a)	290,000	308,488
5.125% 2/1/25	900,000	922,500
5.5% 3/1/30 (a)	55,000	59,654
5.875% 4/15/26	400,000	421,000
The Williams Companies, Inc.:
3.5% 11/15/30	10,592,000	11,726,942
3.7% 1/15/23	2,512,000	2,653,221
3.75% 6/15/27	1,635,000	1,835,864
4.85% 3/1/48	100,000	119,659
Total Capital International SA:
2.7% 1/25/23	1,375,000	1,444,762
2.829% 1/10/30	800,000	893,058
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	535,000	588,704
4.6% 3/15/48	350,000	410,567
Valero Energy Corp. 4% 4/1/29	820,000	916,006
Viper Energy Partners LP 5.375% 11/1/27 (a)	300,000	316,785
Western Gas Partners LP:
3.95% 6/1/25	1,176,000	1,170,120
4.1% 2/1/25	195,000	194,569
4.65% 7/1/26	2,406,000	2,461,049
4.75% 8/15/28	1,465,000	1,516,275
5.05% 2/1/30	335,000	357,795
5.3% 3/1/48	105,000	93,975
5.375% 6/1/21	4,846,000	4,882,345
6.25% 2/1/50	35,000	34,825
Williams Partners LP:
3.6% 3/15/22	660,000	683,030
4.9% 1/15/45	470,000	549,637
		448,986,899

TOTAL ENERGY		451,099,408

FINANCIALS - 3.8%
Banks - 1.7%
Banco Santander SA:
3.49% 5/28/30	800,000	891,409
3.848% 4/12/23	800,000	857,934
Bank of America Corp.:
2.496% 2/13/31 (b)	650,000	687,349
3.004% 12/20/23 (b)	10,921,000	11,472,973
3.3% 1/11/23	3,572,000	3,788,702
3.419% 12/20/28 (b)	12,688,000	14,277,442
3.5% 4/19/26	5,358,000	6,076,259
3.95% 4/21/25	12,493,000	14,010,222
3.97% 3/5/29 (b)	9,640,000	11,207,416
4% 1/22/25	43,905,000	49,122,414
4.1% 7/24/23	13,989,000	15,314,077
4.2% 8/26/24	2,028,000	2,268,944
4.25% 10/22/26	10,727,000	12,519,087
4.45% 3/3/26	2,065,000	2,409,966
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.9484% 7/20/22 (a)(b)(d)	8,041,000	8,104,472
Barclays PLC:
2.645% 6/24/31 (b)	690,000	717,112
2.852% 5/7/26 (b)	10,143,000	10,766,797
4.375% 1/12/26	240,000	273,955
4.836% 5/9/28	6,667,000	7,586,293
4.95% 1/10/47	1,655,000	2,244,259
4.972% 5/16/29 (b)	15,000,000	17,976,991
5.088% 6/20/30 (b)	13,438,000	15,836,381
5.2% 5/12/26	1,701,000	1,965,965
BNP Paribas SA 2.219% 6/9/26 (a)(b)	9,163,000	9,548,261
CIT Group, Inc.:
3.929% 6/19/24 (b)	1,375,000	1,450,763
4.75% 2/16/24	2,480,000	2,697,000
5% 8/1/23	7,000,000	7,603,750
6.125% 3/9/28	4,840,000	5,941,100
Citigroup, Inc.:
2.572% 6/3/31 (b)	2,100,000	2,235,010
2.666% 1/29/31 (b)	7,490,000	8,045,877
4.075% 4/23/29 (b)	2,300,000	2,679,201
4.3% 11/20/26	2,129,000	2,463,373
4.4% 6/10/25	17,376,000	19,899,466
4.412% 3/31/31 (b)	13,726,000	16,559,099
4.45% 9/29/27	5,330,000	6,250,614
4.6% 3/9/26	3,500,000	4,095,576
4.65% 7/30/45	700,000	951,720
4.75% 5/18/46	10,000,000	13,232,021
5.5% 9/13/25	8,267,000	9,950,641
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	9,574,000	9,981,448
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	3,419,000	3,736,970
Fifth Third Bancorp 8.25% 3/1/38	603,000	1,018,464
HSBC Holdings PLC:
4.041% 3/13/28 (b)	3,130,000	3,551,574
4.25% 3/14/24	1,872,000	2,052,689
4.95% 3/31/30	1,855,000	2,306,619
Huntington Bancshares, Inc. 7% 12/15/20	404,000	404,940
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	31,005,000	33,859,558
5.71% 1/15/26 (a)	7,646,000	8,667,487
Japan Bank International Cooperation 3.25% 7/20/23	400,000	429,976
JPMorgan Chase & Co.:
2.522% 4/22/31 (b)	1,055,000	1,127,805
2.525% 11/19/41 (b)	540,000	550,804
2.956% 5/13/31 (b)	5,386,000	5,859,689
3.509% 1/23/29 (b)	1,900,000	2,155,502
3.875% 9/10/24	500,000	557,084
3.882% 7/24/38 (b)	4,990,000	6,059,472
3.964% 11/15/48 (b)	1,270,000	1,621,319
4.125% 12/15/26	4,475,000	5,230,591
KeyCorp 2.55% 10/1/29	95,000	103,008
Lloyds Banking Group PLC:
2.438% 2/5/26 (b)	1,010,000	1,062,392
4.375% 3/22/28	1,365,000	1,617,095
NatWest Markets PLC 2.375% 5/21/23 (a)	10,828,000	11,264,693
Peoples United Bank 4% 7/15/24	40,000	43,110
PNC Bank NA 3.25% 6/1/25	1,710,000	1,903,934
PNC Financial Services Group, Inc. 3.9% 4/29/24	375,000	413,549
Rabobank Nederland 4.375% 8/4/25	7,713,000	8,814,424
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	5,799,000	6,261,043
4.269% 3/22/25 (b)	1,735,000	1,910,872
4.8% 4/5/26	15,438,000	18,110,361
5.125% 5/28/24	25,198,000	28,118,929
6% 12/19/23	40,605,000	46,121,054
6.1% 6/10/23	35,526,000	39,713,533
6.125% 12/15/22	5,889,000	6,471,600
Societe Generale 4.25% 4/14/25 (a)	21,901,000	24,105,354
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	272,243
Synchrony Bank 3% 6/15/22	5,477,000	5,660,077
Truist Financial Corp. 2.7% 1/27/22	540,000	553,939
UniCredit SpA 6.572% 1/14/22 (a)	7,600,000	8,035,860
Wells Fargo & Co.:
2.406% 10/30/25 (b)	5,834,000	6,143,261
2.572% 2/11/31 (b)	585,000	620,156
2.879% 10/30/30 (b)	2,515,000	2,728,224
3% 2/19/25	7,625,000	8,264,156
4.125% 8/15/23	280,000	305,881
4.3% 7/22/27	21,880,000	25,504,203
4.478% 4/4/31 (b)	15,500,000	18,874,308
4.65% 11/4/44	1,385,000	1,787,086
Westpac Banking Corp. 4.11% 7/24/34 (b)	4,937,000	5,605,251
		693,541,478
Capital Markets - 1.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,847,000	2,032,018
Ares Capital Corp.:
3.875% 1/15/26	13,816,000	14,515,874
4.2% 6/10/24	12,032,000	12,798,644
Bank of New York Mellon Corp. 3.4% 5/15/24	750,000	819,665
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	13,060,000	13,778,662
3.75% 3/26/25	15,667,000	17,388,341
4.194% 4/1/31 (a)(b)	12,540,000	14,777,732
4.55% 4/17/26	7,559,000	8,857,819
Deutsche Bank AG 4.5% 4/1/25	13,996,000	14,963,604
Deutsche Bank AG New York Branch:
3.3% 11/16/22	10,180,000	10,604,933
5% 2/14/22	14,609,000	15,273,578
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	12,744,000	13,023,555
3.691% 6/5/28 (b)	2,890,000	3,305,408
3.8% 3/15/30	16,690,000	19,512,565
6.75% 10/1/37	50,999,000	78,049,539
Intercontinental Exchange, Inc. 3.75% 12/1/25	3,162,000	3,577,868
Jefferies Group, Inc. 2.75% 10/15/32	1,655,000	1,733,244
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1458% 7/22/22 (b)(d)	3,691,000	3,708,635
1.794% 2/13/32 (b)	1,025,000	1,032,029
3.125% 7/27/26	37,616,000	42,008,126
3.622% 4/1/31 (b)	13,084,000	15,221,137
3.7% 10/23/24	21,259,000	23,630,679
3.772% 1/24/29 (b)	3,660,000	4,228,653
3.875% 1/27/26	625,000	714,556
4% 7/23/25	2,450,000	2,804,459
4.35% 9/8/26	2,070,000	2,429,650
4.431% 1/23/30 (b)	8,189,000	9,974,124
5% 11/24/25	40,891,000	48,733,898
5.75% 1/25/21	4,996,000	5,035,518
Nomura Holdings, Inc. 2.648% 1/16/25	1,525,000	1,619,251
State Street Corp.:
2.825% 3/30/23 (b)	887,000	916,221
2.901% 3/30/26 (b)	833,000	905,716
		407,975,701
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	7,954,000	8,139,054
3.5% 5/26/22	1,949,000	2,004,526
4.125% 7/3/23	5,132,000	5,440,521
4.45% 4/3/26	4,282,000	4,608,396
4.875% 1/16/24	6,861,000	7,389,542
6.5% 7/15/25	4,320,000	4,993,217
Ally Financial, Inc.:
1.45% 10/2/23	2,261,000	2,304,692
3.05% 6/5/23	11,748,000	12,386,735
3.875% 5/21/24	6,322,000	6,904,128
5.125% 9/30/24	2,688,000	3,082,836
5.75% 11/20/25	1,000,000	1,167,770
5.8% 5/1/25	6,894,000	8,177,731
Capital One Financial Corp.:
3.65% 5/11/27	15,820,000	17,966,873
3.8% 1/31/28	7,795,000	8,952,896
Discover Financial Services:
3.95% 11/6/24	2,567,000	2,844,814
4.1% 2/9/27	645,000	734,885
4.5% 1/30/26	6,463,000	7,424,884
Ford Motor Credit Co. LLC:
4.063% 11/1/24	22,139,000	23,024,560
4.125% 8/17/27	185,000	191,244
4.687% 6/9/25	180,000	191,250
5.085% 1/7/21	4,004,000	4,014,010
5.113% 5/3/29	215,000	231,985
5.125% 6/16/25	135,000	145,760
5.584% 3/18/24	8,575,000	9,207,406
5.596% 1/7/22	8,285,000	8,523,194
GE Capital International Funding Co. 4.418% 11/15/35	1,145,000	1,320,608
John Deere Capital Corp.:
2.65% 6/24/24	615,000	659,815
2.8% 1/27/23	990,000	1,041,905
2.8% 3/6/23	1,045,000	1,104,333
Navient Corp. 7.25% 1/25/22	680,000	715,700
Springleaf Finance Corp. 6.875% 3/15/25	730,000	835,850
Synchrony Financial:
2.85% 7/25/22	2,029,000	2,095,832
3.75% 8/15/21	2,016,000	2,049,122
3.95% 12/1/27	8,719,000	9,669,691
4.25% 8/15/24	2,029,000	2,227,652
4.375% 3/19/24	7,165,000	7,873,541
5.15% 3/19/29	13,451,000	16,100,891
		195,747,849
Diversified Financial Services - 0.2%
BP Capital Markets America, Inc. 3.245% 5/6/22	2,610,000	2,716,951
Brixmor Operating Partnership LP:
4.05% 7/1/30	5,688,000	6,417,500
4.125% 6/15/26	5,706,000	6,332,895
4.125% 5/15/29	6,724,000	7,661,944
Equitable Holdings, Inc. 3.9% 4/20/23	1,273,000	1,373,843
General Electric Capital Corp.:
3.15% 9/7/22	1,386,000	1,448,794
3.45% 5/15/24	85,000	92,138
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	305,000	314,150
5.25% 5/15/27	645,000	677,250
6.25% 5/15/26	914,000	955,075
6.375% 12/15/25	205,000	210,638
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	7,000,000	7,473,107
Pine Street Trust I 4.572% 2/15/29 (a)	7,798,000	9,220,699
Pine Street Trust II 5.568% 2/15/49 (a)	7,800,000	9,956,896
VMED O2 UK Financing I PLC 4.25% 1/31/31 (a)	495,000	508,118
Voya Financial, Inc. 3.125% 7/15/24	3,436,000	3,706,178
		59,066,176
Insurance - 0.4%
ACE INA Holdings, Inc.:
2.7% 3/13/23	145,000	152,486
3.15% 3/15/25	1,765,000	1,949,552
AIA Group Ltd.:
3.2% 9/16/40 (a)	3,848,000	4,107,047
3.375% 4/7/30 (a)	9,627,000	10,777,955
American International Group, Inc.:
3.4% 6/30/30	15,800,000	18,010,492
4.5% 7/16/44	2,460,000	3,156,552
Arch Capital Finance LLC 4.011% 12/15/26	1,770,000	2,057,179
CNA Financial Corp.:
3.9% 5/1/29	1,400,000	1,624,928
3.95% 5/15/24	1,400,000	1,544,351
Everest Reinsurance Holdings, Inc. 3.5% 10/15/50	855,000	983,475
Five Corners Funding Trust II 2.85% 5/15/30 (a)	11,420,000	12,572,360
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	1,847,000	2,263,867
Lincoln National Corp.:
3.05% 1/15/30	130,000	142,829
4.35% 3/1/48	165,000	201,671
6.3% 10/9/37	110,000	149,532
Markel Corp.:
4.15% 9/17/50	965,000	1,222,236
4.3% 11/1/47	525,000	653,795
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,140,000	1,247,627
4.75% 3/15/39	2,493,000	3,370,235
4.8% 7/15/21	1,026,000	1,043,696
MetLife, Inc. 4.368% 9/15/23 (b)	910,000	1,007,695
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.58% 5/28/21 (a)(b)(d)	31,400,000	31,452,438
New York Life Insurance Co. 3.75% 5/15/50 (a)	2,317,000	2,738,817
Pricoa Global Funding I 5.375% 5/15/45 (b)	5,278,000	5,764,263
Prudential Financial, Inc. 4.5% 11/16/21	1,118,000	1,162,665
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	3,200,000	3,720,000
Teachers Insurance & Annuity Association of America 3.3% 5/15/50 (a)	4,976,000	5,368,061
The Chubb Corp. 6% 5/11/37	300,000	453,041
Unum Group:
4% 6/15/29	5,961,000	6,792,190
4.5% 3/15/25	8,661,000	9,650,934
5.75% 8/15/42	2,238,000	2,727,940
		138,069,909
Thrifts & Mortgage Finance - 0.0%
Quicken Loans, Inc. 5.25% 1/15/28 (a)	300,000	318,000

TOTAL FINANCIALS		1,494,719,113

HEALTH CARE - 0.6%
Biotechnology - 0.0%
AbbVie, Inc.:
3.85% 6/15/24	310,000	341,263
4.55% 3/15/35	400,000	509,259
4.7% 5/14/45	3,675,000	4,779,904
4.85% 6/15/44	1,570,000	2,083,443
4.875% 11/14/48	585,000	797,449
Amgen, Inc.:
2.6% 8/19/26	3,600,000	3,905,077
4.663% 6/15/51	175,000	236,279
Gilead Sciences, Inc. 4.5% 2/1/45	565,000	723,010
Regeneron Pharmaceuticals, Inc. 2.8% 9/15/50	505,000	495,274
		13,870,958
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories 4.9% 11/30/46	1,000,000	1,490,039
Becton, Dickinson & Co.:
3.125% 11/8/21	1,050,000	1,076,319
3.7% 6/6/27	118,000	135,434
3.734% 12/15/24	855,000	944,196
Hologic, Inc. 3.25% 2/15/29 (a)	225,000	228,656
Stryker Corp.:
3.375% 5/15/24	335,000	364,600
3.375% 11/1/25	305,000	340,360
3.5% 3/15/26	675,000	761,793
Teleflex, Inc.:
4.25% 6/1/28 (a)	60,000	63,456
4.875% 6/1/26	1,000,000	1,040,000
		6,444,853
Health Care Providers & Services - 0.3%
Anthem, Inc.:
3.3% 1/15/23	3,395,000	3,595,559
3.65% 12/1/27	2,965,000	3,405,350
Ascension Health:
2.532% 11/15/29	295,000	322,585
3.106% 11/15/39	610,000	672,759
3.945% 11/15/46	315,000	405,539
4.847% 11/15/53	150,000	225,566
BayCare Health System, Inc. 3.831% 11/15/50	230,000	284,431
Centene Corp.:
3.375% 2/15/30	5,445,000	5,707,013
4.25% 12/15/27	5,825,000	6,199,926
4.625% 12/15/29	7,750,000	8,497,100
4.75% 1/15/25	3,965,000	4,086,844
5.375% 8/15/26 (a)	200,000	211,250
Children's Health System of Texas 2.511% 8/15/50	360,000	351,488
Childrens Hospital Corp. 4.115% 1/1/47	580,000	713,715
Cigna Corp.:
3.25% 4/15/25	5,000	5,489
3.4% 3/15/50	600,000	677,204
4.375% 10/15/28	7,774,000	9,341,858
4.5% 2/25/26	4,775,000	5,596,820
4.8% 8/15/38	4,840,000	6,307,935
4.9% 12/15/48	4,836,000	6,662,810
CommonSpirit Health 2.76% 10/1/24	575,000	609,232
CVS Health Corp.:
3.625% 4/1/27	2,341,000	2,658,505
4.1% 3/25/25	7,225,000	8,182,270
4.3% 3/25/28	1,340,000	1,575,935
4.78% 3/25/38	1,320,000	1,673,019
5.125% 7/20/45	1,545,000	2,073,158
5.3% 12/5/43	555,000	756,612
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)	125,000	131,406
Hackensack Meridian Health 4.5% 7/1/57	385,000	504,110
HCA Holdings, Inc.:
3.5% 9/1/30	525,000	543,014
4.75% 5/1/23	205,000	223,979
5.375% 2/1/25	305,000	341,457
5.875% 2/15/26	1,135,000	1,306,669
Kaiser Foundation Hospitals 4.15% 5/1/47	1,000,000	1,310,105
Laboratory Corp. of America Holdings:
3.25% 9/1/24	720,000	782,704
4.7% 2/1/45	730,000	966,977
Memorial Sloan-Kettring Cancer Center:
2.955% 1/1/50	290,000	311,628
4.2% 7/1/55	140,000	185,259
5% 7/1/42	225,000	307,157
Methodist Hospital 2.705% 12/1/50	1,345,000	1,352,282
Molina Healthcare, Inc. 3.875% 11/15/30 (a)	100,000	105,973
Mount Sinai Hospital 3.737% 7/1/49	460,000	503,947
New York & Presbyterian Hospital:
4.024% 8/1/45	600,000	766,309
4.063% 8/1/56	390,000	491,793
NYU Hospitals Center 4.368% 7/1/47	810,000	958,646
PeaceHealth Obligated Group 1.375% 11/15/25	165,000	168,363
Providence St. Joseph Health Obligated Group:
2.532% 10/1/29	790,000	841,094
2.746% 10/1/26	180,000	197,792
Quest Diagnostics, Inc.:
4.7% 3/30/45	100,000	127,676
5.75% 1/30/40	68,000	89,120
Stanford Health Care 3.795% 11/15/48	300,000	374,869
Sutter Health 4.091% 8/15/48	1,590,000	1,887,716
Tenet Healthcare Corp.:
4.625% 7/15/24	240,000	244,200
4.875% 1/1/26 (a)	1,160,000	1,194,800
6.25% 2/1/27 (a)	120,000	125,700
Toledo Hospital:
5.325% 11/15/28	2,792,000	3,240,990
6.015% 11/15/48	5,710,000	6,816,664
UnitedHealth Group, Inc.:
3.875% 8/15/59	30,000	39,731
4.25% 4/15/47	645,000	861,113
4.25% 6/15/48	575,000	779,192
6.875% 2/15/38	700,000	1,162,401
		110,044,808
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (a)	230,000	240,638
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	30,000	31,613
5.5% 4/1/26 (a)	100,000	105,000
Thermo Fisher Scientific, Inc.:
4.133% 3/25/25	290,000	329,679
4.15% 2/1/24	280,000	309,211
		775,503
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	51,454,000	58,875,504
Bristol-Myers Squibb Co.:
4.25% 10/26/49	1,425,000	1,928,664
5% 8/15/45	735,000	1,066,954
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	1,274,000	1,305,977
5.272% 8/28/23 (b)	4,020,000	4,367,589
5.9% 8/28/28 (b)	1,693,000	1,987,243
GlaxoSmithKline Capital PLC 2.85% 5/8/22	710,000	735,670
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,425,000	1,503,847
Johnson & Johnson:
2.1% 9/1/40	475,000	485,117
3.625% 3/3/37	1,260,000	1,550,446
Merck & Co., Inc.:
2.4% 9/15/22	2,050,000	2,116,639
3.4% 3/7/29	1,400,000	1,636,581
Mylan NV:
4.2% 11/29/23	1,100,000	1,202,941
5.2% 4/15/48	1,530,000	2,026,892
5.4% 11/29/43	580,000	778,379
Novartis Capital Corp. 2.4% 9/21/22	1,345,000	1,393,545
Pfizer, Inc. 2.55% 5/28/40	1,310,000	1,388,384
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	2,500,000	2,553,316
3.025% 7/9/40	510,000	539,722
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	1,013,000	1,013,355
Utah Acquisition Sub, Inc. 3.95% 6/15/26	2,804,000	3,199,238
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	700,000	721,875
Viatris, Inc.:
1.65% 6/22/25 (a)	1,160,000	1,194,695
2.7% 6/22/30 (a)	5,898,000	6,254,696
3.85% 6/22/40 (a)	3,244,000	3,654,132
4% 6/22/50 (a)	4,937,000	5,624,288
Wyeth LLC 6.45% 2/1/24	1,875,000	2,216,472
Zoetis, Inc. 3.25% 2/1/23	5,975,000	6,294,972
		117,617,133

TOTAL HEALTH CARE		248,993,893

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (a)	2,985,000	3,370,063
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	700,000	719,250
BWX Technologies, Inc.:
4.125% 6/30/28 (a)	200,000	208,250
5.375% 7/15/26 (a)	700,000	727,125
General Dynamics Corp.:
2.25% 11/15/22	650,000	671,443
3.5% 5/15/25	1,905,000	2,131,390
Howmet Aerospace, Inc. 5.95% 2/1/37	10,000	11,774
Lockheed Martin Corp. 2.9% 3/1/25	1,345,000	1,465,609
Moog, Inc. 4.25% 12/15/27 (a)	360,000	370,926
Northrop Grumman Corp. 4.75% 6/1/43	695,000	946,369
Raytheon Technologies Corp.:
3.5% 3/15/27 (a)	1,300,000	1,477,289
4.125% 11/16/28	490,000	584,118
Textron, Inc. 2.45% 3/15/31	1,870,000	1,896,177
The Boeing Co.:
2.25% 6/15/26	810,000	812,538
3.6% 5/1/34	1,750,000	1,767,307
4.508% 5/1/23	1,500,000	1,608,603
5.04% 5/1/27	4,430,000	5,074,138
5.15% 5/1/30	4,430,000	5,200,433
5.705% 5/1/40	4,430,000	5,592,073
5.805% 5/1/50	5,060,000	6,684,686
5.93% 5/1/60	4,430,000	6,017,979
TransDigm, Inc.:
6.25% 3/15/26 (a)	915,000	969,900
7.5% 3/15/27	40,000	42,800
8% 12/15/25 (a)	465,000	508,013
		48,858,253
Air Freight & Logistics - 0.0%
FedEx Corp. 3.3% 3/15/27	280,000	314,324
United Parcel Service, Inc. 2.05% 4/1/21	150,000	150,907
XPO Logistics, Inc. 6.25% 5/1/25 (a)	340,000	364,225
		829,456
Airlines - 0.0%
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	449,280	432,925
Continental Airlines, Inc. 4.15% 10/11/25	539,385	531,276
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 2/10/24	102,624	104,787
Southwest Airlines Co.:
2.625% 2/10/30	735,000	727,121
4.75% 5/4/23	775,000	842,580
5.125% 6/15/27	885,000	1,029,384
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27	144,075	141,954
		3,810,027
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	400,000	420,000
Johnson Controls International PLC 4.95% 7/2/64	197,000	261,060
Masco Corp. 4.45% 4/1/25	1,610,000	1,844,150
		2,525,210
Commercial Services & Supplies - 0.0%
Advocate Health & Hospitals Corp. 3.387% 10/15/49	510,000	575,984
Cintas Corp. No. 2 3.7% 4/1/27	1,035,000	1,190,852
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (a)(c)	165,000	169,538
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	300,000	300,000
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	115,000	118,306
Nielsen Finance LLC/Nielsen Finance Co.:
5% 4/15/22 (a)	215,000	215,000
5.625% 10/1/28 (a)	205,000	218,520
5.875% 10/1/30 (a)	205,000	225,244
Stericycle, Inc. 3.875% 1/15/29 (a)	190,000	197,600
Waste Connection, Inc. 3.05% 4/1/50	275,000	299,588
Waste Management, Inc. 2.9% 9/15/22	375,000	389,356
WMX Technologies, Inc. 4.6% 3/1/21	345,000	345,040
		4,245,028
Construction & Engineering - 0.0%
AECOM:
5.125% 3/15/27	305,000	340,838
5.875% 10/15/24	1,055,000	1,171,050
		1,511,888
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	119,098
Sensata Technologies BV 4.875% 10/15/23 (a)	300,000	322,500
		441,598
Industrial Conglomerates - 0.0%
Honeywell International, Inc. 1.35% 6/1/25	920,000	949,532
Machinery - 0.0%
Fortive Corp. 3.15% 6/15/26	275,000	304,156
Pentair Finance SA 4.5% 7/1/29	670,000	795,672
Stanley Black & Decker, Inc. 2.75% 11/15/50	865,000	906,881
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (a)	540,000	567,000
Westinghouse Air Brake Co.:
3.45% 11/15/26	740,000	804,841
4.95% 9/15/28	430,000	501,745
Xylem, Inc.:
3.25% 11/1/26	225,000	251,880
4.875% 10/1/21	525,000	543,086
		4,675,261
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (a)	110,000	114,400
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	320,000	330,400
Equifax, Inc. 2.6% 12/1/24	1,245,000	1,332,068
IHS Markit Ltd. 4.125% 8/1/23	365,000	397,532
Verisk Analytics, Inc. 4.125% 9/12/22	690,000	731,715
		2,906,115
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	2,155,000	2,186,968
3.95% 7/1/24 (a)	2,862,000	2,941,033
4.375% 5/1/26 (a)	3,477,000	3,589,893
5.25% 5/15/24 (a)	4,140,000	4,422,117
Canadian National Railway Co. 2.85% 12/15/21	600,000	612,125
CSX Corp. 6.15% 5/1/37	1,375,000	1,979,218
Union Pacific Corp.:
2.973% 9/16/62 (a)	200,000	211,328
3.25% 2/5/50	1,285,000	1,471,296
3.6% 9/15/37	640,000	750,982
3.75% 2/5/70	315,000	379,414
		18,544,374
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	1,711,000	1,753,037
3% 9/15/23	800,000	829,366
3.375% 6/1/21	2,750,000	2,782,084
3.375% 7/1/25	7,608,000	8,023,850
3.75% 2/1/22	4,752,000	4,883,352
3.875% 4/1/21	2,900,000	2,922,388
4.25% 2/1/24	7,846,000	8,440,505
4.25% 9/15/24	3,212,000	3,466,635
		33,101,217
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	755,000	864,475

TOTAL INDUSTRIALS		123,262,434

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.9% 3/4/21	150,000	151,011
3% 6/15/22	310,000	323,010
		474,021
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	6,100,000	6,749,089
6.02% 6/15/26 (a)	2,112,000	2,563,819
FLIR Systems, Inc. 2.5% 8/1/30	245,000	256,530
Sensata Technologies, Inc. 3.75% 2/15/31 (a)	590,000	598,850
TTM Technologies, Inc. 5.625% 10/1/25 (a)	700,000	722,281
		10,890,569
IT Services - 0.0%
Fiserv, Inc.:
2.75% 7/1/24	105,000	112,393
3.85% 6/1/25	1,490,000	1,680,393
Gartner, Inc.:
3.75% 10/1/30 (a)	105,000	109,234
4.5% 7/1/28 (a)	165,000	173,250
Global Payments, Inc. 2.65% 2/15/25	495,000	530,009
IBM Corp.:
2.85% 5/15/40	480,000	515,358
3.625% 2/12/24	3,365,000	3,691,196
MasterCard, Inc. 3.375% 4/1/24	870,000	956,001
Visa, Inc. 2.7% 4/15/40	145,000	160,682
		7,928,516
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	1,260,000	1,357,664
Broadcom, Inc. 4.7% 4/15/25	900,000	1,030,043
Entegris, Inc. 4.375% 4/15/28 (a)	205,000	216,683
NVIDIA Corp. 2.85% 4/1/30	2,598,000	2,911,794
ON Semiconductor Corp. 3.875% 9/1/28 (a)	125,000	128,750
		5,644,934
Software - 0.1%
CDK Global, Inc.:
4.875% 6/1/27	500,000	526,413
5.875% 6/15/26	180,000	188,100
Intuit, Inc.:
0.95% 7/15/25	940,000	952,175
1.35% 7/15/27	200,000	203,621
Microsoft Corp.:
3.7% 8/8/46	1,790,000	2,312,655
4.1% 2/6/37	1,212,000	1,597,103
Nortonlifelock, Inc. 5% 4/15/25 (a)	370,000	377,411
Nuance Communications, Inc. 5.625% 12/15/26	600,000	633,966
Open Text Corp. 3.875% 2/15/28 (a)	175,000	180,688
Oracle Corp.:
2.5% 4/1/25	6,499,000	6,969,029
2.8% 4/1/27	7,964,000	8,763,400
2.95% 5/15/25	935,000	1,018,844
3.6% 4/1/40	6,500,000	7,584,866
3.85% 4/1/60	6,500,000	7,991,441
4.125% 5/15/45	850,000	1,054,790
ServiceNow, Inc. 1.4% 9/1/30	1,005,000	978,084
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	775,000	829,165
		42,161,751
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.:
3.25% 2/23/26	7,150,000	8,013,047
3.85% 8/4/46	830,000	1,069,225
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	5,700,000	6,076,861
		15,159,133

TOTAL INFORMATION TECHNOLOGY		82,258,924

MATERIALS - 0.1%
Chemicals - 0.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (a)	240,000	253,200
CF Industries Holdings, Inc.:
4.95% 6/1/43	115,000	143,319
5.15% 3/15/34	300,000	362,486
5.375% 3/15/44	525,000	667,406
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (a)(b)(d)	530,000	514,100
6.5% 5/15/26 (a)	375,000	362,888
6.875% 6/15/25 (a)	35,000	34,351
DuPont de Nemours, Inc. 4.493% 11/15/25	2,625,000	3,058,410
Eastman Chemical Co. 4.65% 10/15/44	530,000	674,812
FMC Corp. 4.5% 10/1/49	800,000	1,019,534
LYB International Finance III LLC:
3.375% 5/1/30	950,000	1,060,570
3.375% 10/1/40	165,000	173,717
4.2% 5/1/50	150,000	173,864
LyondellBasell Industries NV 5.75% 4/15/24	1,730,000	1,985,550
Methanex Corp.:
5.125% 10/15/27	320,000	336,800
5.65% 12/1/44	95,000	98,472
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	400,000	410,980
Nutrien Ltd. 4.9% 6/1/43	825,000	1,057,044
Olin Corp.:
5% 2/1/30	195,000	202,800
5.125% 9/15/27	700,000	726,250
5.625% 8/1/29	195,000	209,613
Sherwin-Williams Co. 4.5% 6/1/47	210,000	279,069
The Chemours Co. LLC 7% 5/15/25	600,000	621,000
The Dow Chemical Co.:
3.625% 5/15/26	2,820,000	3,167,123
4.625% 10/1/44	295,000	364,792
Valvoline, Inc.:
4.25% 2/15/30 (a)	70,000	73,675
4.375% 8/15/25	400,000	413,524
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (a)	125,000	130,938
5.625% 10/1/24 (a)	400,000	431,000
		19,007,287
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 2.5% 3/15/30	530,000	558,420
Vulcan Materials Co. 4.5% 6/15/47	795,000	982,109
		1,540,529
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (a)	10,000	10,375
5.25% 8/15/27 (a)	310,000	323,284
6% 2/15/25 (a)	40,000	41,350
Berry Global, Inc. 4.875% 7/15/26 (a)	200,000	212,332
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (a)	40,000	42,519
International Paper Co.:
5% 9/15/35	715,000	942,323
5.15% 5/15/46	116,000	163,454
OI European Group BV 4% 3/15/23 (a)	290,000	297,250
Rock-Tenn Co. 4.9% 3/1/22	185,000	195,076
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	205,000	214,738
8.5% 8/15/27 (a)	60,000	64,950
		2,507,651
Metals & Mining - 0.0%
Anglo American Capital PLC 4.125% 4/15/21 (a)	2,545,000	2,575,295
Barrick North America Finance LLC:
5.7% 5/30/41	415,000	597,006
5.75% 5/1/43	330,000	487,387
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	1,040,000	1,513,132
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	2,033,000	2,256,630
4.5% 8/1/47 (a)	1,715,000	2,103,019
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	5,000	5,482
Freeport-McMoRan, Inc.:
5.4% 11/14/34	570,000	706,088
5.45% 3/15/43	450,000	562,500
Kaiser Aluminum Corp.:
4.625% 3/1/28 (a)	415,000	427,977
6.5% 5/1/25 (a)	105,000	112,350
Newmont Corp.:
2.25% 10/1/30	600,000	628,493
2.8% 10/1/29	425,000	465,597
Southern Copper Corp. 5.875% 4/23/45	455,000	643,071
Steel Dynamics, Inc. 2.4% 6/15/25	365,000	385,907
		13,469,934

TOTAL MATERIALS		36,525,401

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	5,395,000	6,810,112
Boston Properties, Inc.:
3.85% 2/1/23	1,175,000	1,249,873
4.5% 12/1/28	5,210,000	6,210,194
CoreCivic, Inc. 4.625% 5/1/23	555,000	521,700
Corporate Office Properties LP:
2.25% 3/15/26	1,775,000	1,814,361
5% 7/1/25	3,453,000	3,936,431
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	300,000	311,256
Duke Realty LP:
3.25% 6/30/26	805,000	895,548
3.625% 4/15/23	1,382,000	1,466,024
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	200,000	222,010
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,715,000	1,863,274
3.5% 8/1/26	1,786,000	2,014,139
Healthpeak Properties, Inc.:
3% 1/15/30	925,000	1,010,078
3.5% 7/15/29	887,000	1,002,839
Highwoods/Forsyth LP 3.2% 6/15/21	737,000	743,580
Hospitality Properties Trust:
4.375% 2/15/30	50,000	46,900
4.95% 2/15/27	25,000	23,844
4.95% 10/1/29	10,000	9,375
5.5% 12/15/27	55,000	57,441
Hudson Pacific Properties LP 4.65% 4/1/29	10,503,000	12,120,657
Kimco Realty Corp. 1.9% 3/1/28	815,000	818,795
Lexington Corporate Properties Trust:
2.7% 9/15/30	894,000	924,832
4.4% 6/15/24	1,319,000	1,434,414
MGM Growth Properties Operating Partnership LP:
4.625% 6/15/25 (a)	65,000	68,575
5.625% 5/1/24	1,185,000	1,270,913
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24	555,000	573,648
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	3,399,000	3,420,926
3.625% 10/1/29	7,647,000	7,907,783
4.375% 8/1/23	6,644,000	7,156,282
4.5% 1/15/25	2,793,000	3,025,805
4.5% 4/1/27	1,500,000	1,653,090
4.75% 1/15/28	7,569,000	8,469,755
4.95% 4/1/24	1,152,000	1,249,072
5.25% 1/15/26	5,841,000	6,527,292
Realty Income Corp.:
3% 1/15/27	585,000	638,655
3.25% 1/15/31	1,177,000	1,331,995
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	899,910
5% 12/15/23	626,000	658,553
Retail Properties America, Inc.:
4% 3/15/25	6,865,000	6,894,774
4.75% 9/15/30	10,799,000	10,897,058
SBA Communications Corp. 4.875% 9/1/24	200,000	204,936
Simon Property Group LP:
2.45% 9/13/29	360,000	368,074
3.25% 11/30/26	1,070,000	1,175,831
3.375% 10/1/24	2,120,000	2,294,039
3.5% 9/1/25	55,000	60,588
3.75% 2/1/24	275,000	297,724
SITE Centers Corp.:
3.625% 2/1/25	2,396,000	2,475,493
4.25% 2/1/26	5,582,000	5,956,237
Store Capital Corp.:
2.75% 11/18/30	1,957,000	1,975,472
4.625% 3/15/29	2,475,000	2,828,505
Uniti Group, Inc. 7.875% 2/15/25 (a)	440,000	467,645
Ventas Realty LP:
3% 1/15/30	10,008,000	10,636,775
3.125% 6/15/23	1,414,000	1,486,268
3.85% 4/1/27	1,050,000	1,172,971
4% 3/1/28	2,712,000	3,066,151
4.125% 1/15/26	1,628,000	1,863,929
4.75% 11/15/30	13,000,000	15,748,056
VEREIT Operating Partnership LP:
2.2% 6/15/28	791,000	795,677
2.85% 12/15/32	973,000	996,459
3.4% 1/15/28	1,880,000	2,034,432
VICI Properties, Inc.:
3.5% 2/15/25 (a)	125,000	127,500
4.25% 12/1/26 (a)	670,000	695,125
4.625% 12/1/29 (a)	250,000	266,418
Weingarten Realty Investors 3.375% 10/15/22	472,000	484,846
Welltower, Inc. 2.7% 2/15/27	340,000	369,149
WP Carey, Inc.:
3.85% 7/15/29	1,725,000	1,938,632
4% 2/1/25	5,544,000	6,108,716
4.6% 4/1/24	7,436,000	8,241,203
		182,288,614
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,006,000	4,144,810
3.95% 11/15/27	5,608,000	5,859,901
4.1% 10/1/24	4,892,000	5,146,911
4.55% 10/1/29	1,707,000	1,855,746
CBRE Group, Inc. 4.875% 3/1/26	12,670,000	14,844,186
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,937,114
Howard Hughes Corp. 5.375% 3/15/25 (a)	400,000	411,500
Mack-Cali Realty LP:
3.15% 5/15/23	3,436,000	3,411,075
4.5% 4/18/22	644,000	635,178
Mid-America Apartments LP 4% 11/15/25	1,296,000	1,465,820
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,876,169
Tanger Properties LP:
3.125% 9/1/26	3,497,000	3,490,669
3.75% 12/1/24	3,352,000	3,420,180
3.875% 12/1/23	1,492,000	1,518,769
3.875% 7/15/27	13,369,000	13,387,463
		64,405,491

TOTAL REAL ESTATE		246,694,105

UTILITIES - 0.5%
Electric Utilities - 0.2%
AEP Texas, Inc. 2.1% 7/1/30	100,000	104,688
AEP Transmission Co. LLC 4% 12/1/46	375,000	468,099
Alabama Power Co.:
3.75% 3/1/45	650,000	778,091
3.85% 12/1/42	700,000	858,345
4.1% 1/15/42	225,000	267,975
Arizona Public Service Co. 2.6% 8/15/29	340,000	368,163
CenterPoint Energy Houston Electric LLC 3.95% 3/1/48	1,135,000	1,450,991
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	60,000	64,345
5% 9/15/26	520,000	535,600
Cleco Corporate Holdings LLC 3.375% 9/15/29	4,448,000	4,552,398
Commonwealth Edison Co.:
3.7% 8/15/28	250,000	292,093
3.7% 3/1/45	315,000	378,594
4.35% 11/15/45	330,000	435,120
Dominion Energy South Carolina:
5.1% 6/1/65	520,000	818,517
5.45% 2/1/41	35,000	50,036
DPL, Inc. 4.35% 4/15/29	1,990,000	2,233,775
DTE Electric Co.:
2.25% 3/1/30	150,000	161,175
3.75% 8/15/47	900,000	1,116,497
Duke Energy Carolinas LLC:
2.95% 12/1/26	370,000	414,489
4% 9/30/42	1,400,000	1,729,096
4.25% 12/15/41	1,450,000	1,853,691
6.1% 6/1/37	775,000	1,164,925
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (a)	8,875,000	9,276,793
Entergy Louisiana LLC 2.4% 10/1/26	1,070,000	1,155,549
Entergy, Inc. 1.75% 3/15/31	1,475,000	1,479,856
Evergy Kansas Central 4.125% 3/1/42	655,000	790,084
Eversource Energy 1.65% 8/15/30	520,000	519,316
Exelon Corp.:
4.05% 4/15/30	2,274,000	2,696,307
4.7% 4/15/50	1,013,000	1,367,348
5.625% 6/15/35	150,000	203,820
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	13,274,224
7.375% 11/15/31	9,948,000	13,571,103
Florida Power & Light Co.:
3.95% 3/1/48	1,605,000	2,096,970
5.25% 2/1/41	150,000	212,750
Fortis, Inc. 3.055% 10/4/26	301,000	330,042
Hydro-Quebec 8.05% 7/7/24	1,455,000	1,845,144
Indiana Michigan Power Co. 4.55% 3/15/46	620,000	817,689
IPALCO Enterprises, Inc. 3.7% 9/1/24	2,644,000	2,874,558
Louisville Gas & Electric Co. 5.125% 11/15/40	345,000	464,456
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/30	840,000	879,438
NextEra Energy Partners LP 4.25% 9/15/24 (a)	300,000	317,250
Northern States Power Co.:
3.6% 9/15/47	20,000	24,763
6.25% 6/1/36	370,000	555,533
NRG Energy, Inc.:
3.375% 2/15/29 (a)(c)	45,000	45,956
3.625% 2/15/31 (a)(c)	95,000	98,563
5.75% 1/15/28	245,000	267,381
6.625% 1/15/27	400,000	421,000
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	21,906	23,221
Ohio Power Co. 4% 6/1/49	680,000	857,692
Pacific Gas & Electric Co.:
1.75% 6/16/22	1,025,000	1,026,981
4.5% 7/1/40	445,000	499,147
PacifiCorp:
5.25% 6/15/35	1,375,000	1,922,158
5.75% 4/1/37	900,000	1,292,148
Pattern Energy Operations LP 4.5% 8/15/28 (a)	90,000	96,300
PECO Energy Co.:
2.8% 6/15/50	360,000	385,306
3.9% 3/1/48	1,275,000	1,621,357
PG&E Corp.:
5% 7/1/28	170,000	181,475
5.25% 7/1/30	600,000	654,000
PPL Capital Funding, Inc. 4.7% 6/1/43	1,315,000	1,637,652
PPL Electric Utilities Corp.:
4.125% 6/15/44	450,000	564,181
4.15% 10/1/45	555,000	702,733
6.25% 5/15/39	250,000	374,277
Public Service Electric & Gas Co.:
3.6% 12/1/47	260,000	315,660
3.65% 9/1/28	685,000	793,423
3.65% 9/1/42	125,000	150,252
3.95% 5/1/42	405,000	503,566
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	400,602
Southern California Edison Co.:
3.6% 2/1/45	1,935,000	2,146,423
3.9% 12/1/41	120,000	130,582
5.55% 1/15/37	430,000	541,142
Virginia Electric & Power Co.:
6% 1/15/36	470,000	684,456
6% 5/15/37	950,000	1,393,535
Vistra Operations Co. LLC:
5% 7/31/27 (a)	195,000	206,232
5.5% 9/1/26 (a)	770,000	805,690
5.625% 2/15/27 (a)	225,000	237,668
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	288,032
Xcel Energy, Inc. 3.5% 12/1/49	1,175,000	1,382,730
		97,501,217
Gas Utilities - 0.0%
AGL Capital Corp. 4.4% 6/1/43	440,000	536,341
Atmos Energy Corp. 3.375% 9/15/49	1,020,000	1,187,459
Nakilat, Inc. 6.067% 12/31/33 (a)	666,000	855,602
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	532,818
		3,112,220
Independent Power and Renewable Electricity Producers - 0.1%
TerraForm Power Operating LLC 5% 1/31/28 (a)	400,000	447,000
The AES Corp.:
3.3% 7/15/25 (a)	10,697,000	11,667,860
3.95% 7/15/30 (a)	9,327,000	10,575,699
5.5% 4/15/25	40,000	41,228
		22,731,787
Multi-Utilities - 0.2%
Ameren Illinois Co.:
1.55% 11/15/30	750,000	758,654
4.15% 3/15/46	835,000	1,058,307
4.5% 3/15/49	295,000	400,986
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	1,280,000	1,518,430
4.05% 4/15/25 (a)	16,081,000	18,257,074
6.125% 4/1/36	3,050,000	4,565,353
CenterPoint Energy, Inc. 2.95% 3/1/30	25,000	27,331
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	1,808,000	2,225,968
4.3% 12/1/56	300,000	393,007
Dominion Energy, Inc. 7% 6/15/38	150,000	230,391
DTE Energy Co. 3.8% 3/15/27	1,010,000	1,149,569
NiSource Finance Corp.:
4.8% 2/15/44	190,000	251,632
5.95% 6/15/41	640,000	913,907
NiSource, Inc. 2.95% 9/1/29	11,346,000	12,466,846
NorthWestern Energy Corp. 4.176% 11/15/44	260,000	318,684
Puget Energy, Inc.:
3.65% 5/15/25	324,000	358,852
4.1% 6/15/30 (a)	5,059,000	5,725,983
5.625% 7/15/22	4,555,000	4,850,713
6% 9/1/21	4,353,000	4,525,016
San Diego Gas & Electric Co.:
3.32% 4/15/50	785,000	881,063
3.6% 9/1/23	100,000	107,939
3.75% 6/1/47	710,000	845,873
Sempra Energy 4% 2/1/48	390,000	468,768
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3335% 5/15/67 (b)(d)	1,012,000	854,155
		63,154,501

TOTAL UTILITIES		186,499,725

TOTAL NONCONVERTIBLE BONDS
(Cost $3,262,410,119)		3,631,653,444

U.S. Government and Government Agency Obligations - 3.9%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
0.5% 6/17/25	$1,530,000	$1,535,015
0.625% 4/22/25	1,625,000	1,642,753
0.75% 10/8/27	980,000	977,785
0.875% 8/5/30	705,000	690,230
1.625% 10/15/24	3,505,000	3,686,781
1.625% 1/7/25	705,000	741,248
1.875% 9/24/26	355,000	381,371
2% 10/5/22	635,000	656,346
2.5% 2/5/24	665,000	712,394
2.875% 9/12/23	670,000	719,252
6.25% 5/15/29	255,000	364,674
6.625% 11/15/30	670,000	1,017,223
Federal Home Loan Bank:
3% 10/12/21	1,165,000	1,193,962
3.25% 11/16/28	1,815,000	2,161,815
Freddie Mac:
0.375% 4/20/23	885,000	888,832
0.375% 5/5/23	3,065,000	3,076,880
6.25% 7/15/32	40,000	61,971
6.75% 9/15/29	255,000	379,748
Tennessee Valley Authority:
0.75% 5/15/25	845,000	854,962
2.875% 2/1/27	1,320,000	1,486,396
5.25% 9/15/39	150,000	226,578
7.125% 5/1/30	460,000	702,621

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,158,837

U.S. Treasury Obligations - 3.8%
U.S. Treasury Bonds:
1.25% 5/15/50	291,200,000	268,131,500
1.375% 8/15/50	181,105,000	172,078,048
2% 2/15/50	26,101,000	28,761,059
3% 2/15/47	1,620,000	2,144,855
3.125% 2/15/43	25,775,000	34,252,559
3.625% 8/15/43	43,790,000	62,616,279
3.75% 11/15/43	4,225,000	6,156,947
5% 5/15/37	7,355,000	11,662,272
6.25% 8/15/23	11,080,000	12,901,275
stripped coupon:
0% 2/15/29	1,020,000	950,521
0% 2/15/36	1,100,000	900,006
0% 11/15/36	1,975,000	1,589,759
0% 5/15/39	5,425,000	4,141,575
0% 8/15/39	8,745,000	6,663,447
0% 2/15/41	590,000	436,544
0% 11/15/41	850,000	615,543
0% 5/15/42	2,635,000	1,896,619
0% 8/15/42	490,000	350,643
0% 11/15/42	1,280,000	906,133
U.S. Treasury Notes:
0.125% 6/30/22	309,500,000	309,451,641
0.125% 9/30/22	340,000	339,907
0.125% 9/15/23	23,075,000	23,037,143
0.375% 4/30/25	4,180,000	4,190,777
0.375% 11/30/25	47,330,000	47,355,884
0.5% 3/15/23	36,595,000	36,873,751
0.625% 11/30/27	1,325,000	1,325,414
0.875% 11/15/30	75,987,000	76,165,095
1.125% 2/28/22	2,945,000	2,982,273
1.375% 2/15/23	7,940,000	8,152,147
1.5% 1/31/22	1,450,000	1,473,336
1.625% 11/15/22	65,350,000	67,226,260
1.625% 4/30/23	21,075,000	21,815,095
1.75% 9/30/22	15,955,000	16,421,808
1.875% 4/30/22	38,045,000	38,981,264
1.875% 9/30/22	1,213,000	1,251,143
2% 10/31/22	32,840,000	33,997,097
2% 2/15/25	10,415,000	11,155,035
2% 8/15/25	11,115,000	11,975,978
2.125% 6/30/22	20,330,000	20,966,901
2.125% 7/31/24	41,955,000	44,827,934
2.125% 5/15/25	33,680,000	36,363,875
2.875% 11/15/21	17,335,000	17,790,721
2.875% 5/15/28	43,880,000	50,986,503
3.125% 11/15/28	10,480,000	12,447,456

TOTAL U.S. TREASURY OBLIGATIONS		1,514,710,022

Other Government Related - 0.0%
Private Export Funding Corp. Secured 3.55% 1/15/24	755,000	822,984
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,524,668,908)		1,539,691,843

U.S. Government Agency - Mortgage Securities - 9.0%
Fannie Mae - 2.4%
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (b)(d)	4,021	4,213
12 month U.S. LIBOR + 1.820% 3.825% 2/1/35 (b)(d)	78,658	82,695
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (b)(d)	8,364	8,836
2% 8/1/31	1,085,139	1,133,667
2.5% 6/1/28 to 10/1/50	108,437,805	114,209,431
3% 2/1/27 to 9/1/50 (e)(f)(g)	335,897,527	356,386,934
3.5% 9/1/26 to 6/1/50 (e)(f)(g)(h)	191,830,799	207,057,014
4% 5/1/29 to 11/1/49	149,475,486	163,428,807
4.5% 6/1/24 to 9/1/49	61,782,346	68,565,470
5% 6/1/24 to 2/1/49	40,486,117	46,064,187
5.243% 8/1/41 (b)	335,982	380,204
5.5% 11/1/36 to 1/1/40	2,136,245	2,507,269
6% to 6% 2/1/34 to 1/1/42 (e)(g)	13,044,730	15,454,233
6.5% 2/1/36	1,372	1,633
6.572% 2/1/39 (b)	262,414	289,536

TOTAL FANNIE MAE		975,574,129

Freddie Mac - 1.4%
6 month U.S. LIBOR + 2.690% 2.993% 10/1/35 (b)(d)	4,186	4,371
2% 1/1/32	1,747,142	1,826,858
2.5% 3/1/28 to 7/1/50	42,685,606	44,956,763
3% 10/1/28 to 6/1/50	115,724,449	122,803,441
3.5% 8/1/26 to 4/1/50	195,822,297	211,892,297
3.5% 8/1/47	9,145,381	9,829,729
4% 6/1/33 to 6/1/48	94,197,909	102,971,161
4.5% 7/1/25 to 12/1/48	35,610,859	39,395,696
5% 10/1/33 to 12/1/47	6,211,949	7,135,489
6% 7/1/37 to 9/1/38	158,212	189,147
6.5% 9/1/39	468,721	563,205

TOTAL FREDDIE MAC		541,568,157

Ginnie Mae - 2.1%
3.5% 9/20/40 to 4/20/50	99,816,645	108,473,470
4.5% 5/15/39 to 3/20/49	56,359,774	62,157,343
5.5% 6/15/36 to 3/20/41	196,370	228,632
2.5% 8/20/46 to 12/20/46	1,273,092	1,350,887
2.5% 12/1/50 (c)	300,000	315,990
2.5% 12/1/50 (c)	2,450,000	2,580,587
2.5% 12/1/50 (c)	800,000	842,641
2.5% 12/1/50 (c)	2,450,000	2,580,587
2.5% 12/1/50 (c)	4,500,000	4,739,855
2.5% 12/1/50 (c)	13,300,000	14,008,903
2.5% 12/1/50 (c)	8,100,000	8,531,738
2.5% 12/1/50 (c)	6,500,000	6,846,457
2.5% 12/1/50 (c)	10,650,000	11,217,656
2.5% 12/1/50 (c)	4,000,000	4,213,204
2.5% 12/1/50 (c)	8,200,000	8,637,068
2.5% 12/1/50 (c)	5,000,000	5,266,505
2.5% 12/1/50 (c)	8,950,000	9,427,044
2.5% 12/1/50 (c)	14,200,000	14,956,874
2.5% 12/1/50 (c)	7,750,000	8,163,083
2.5% 12/1/50 (c)	12,250,000	12,902,937
2.5% 12/1/50 (c)	6,700,000	7,057,117
2.5% 1/1/51 (c)	13,100,000	13,768,052
2.5% 1/1/51 (c)	12,550,000	13,190,004
2.5% 1/1/51 (c)	8,950,000	9,406,417
2.5% 1/1/51 (c)	8,550,000	8,986,018
2.5% 1/1/51 (c)	12,850,000	13,505,302
2.5% 1/1/51 (c)	8,750,000	9,196,218
3% 8/20/42 to 9/20/50	89,674,505	94,507,115
3% 12/1/50 (c)	10,800,000	11,271,596
3% 12/1/50 (c)	1,100,000	1,148,033
3% 12/1/50 (c)	1,300,000	1,356,766
3% 12/1/50 (c)	1,300,000	1,356,766
3% 12/1/50 (c)	8,850,000	9,236,447
3% 12/1/50 (c)	5,850,000	6,105,448
3% 12/1/50 (c)	4,350,000	4,539,948
3% 12/1/50 (c)	5,100,000	5,322,698
3% 12/1/50 (c)	5,150,000	5,374,881
3% 1/1/51 (c)	4,150,000	4,332,836
3% 1/1/51 (c)	2,750,000	2,871,156
3% 1/1/51 (c)	6,700,000	6,995,181
3% 1/1/51 (c)	2,250,000	2,349,128
3.5% 12/1/50 (c)	6,750,000	7,129,263
3.5% 12/1/50 (c)	9,500,000	10,033,777
3.5% 12/1/50 (c)	12,000,000	12,674,245
3.5% 12/1/50 (c)	9,950,000	10,509,062
3.5% 12/1/50 (c)	6,550,000	6,918,026
3.5% 12/1/50 (c)	1,750,000	1,848,327
3.5% 12/1/50 (c)	1,000,000	1,056,187
3.5% 12/1/50 (c)	2,500,000	2,640,468
3.5% 12/1/50 (c)	3,850,000	4,066,320
3.5% 12/1/50 (c)	5,150,000	5,439,364
3.5% 12/1/50 (c)	3,350,000	3,538,227
3.5% 12/1/50 (c)	3,500,000	3,696,655
3.5% 12/1/50 (c)	4,000,000	4,224,748
3.5% 12/1/50 (c)	1,800,000	1,901,137
3.5% 1/1/51 (c)	1,400,000	1,478,115
3.5% 1/1/51 (c)	4,500,000	4,751,084
3.5% 1/1/51 (c)	5,750,000	6,070,830
3.5% 1/1/51 (c)	2,600,000	2,745,071
3.5% 1/1/51 (c)	9,950,000	10,505,175
3.5% 1/1/51 (c)	6,550,000	6,915,467
4% 5/20/40 to 5/20/49	179,198,042	194,609,907
5% 6/20/34 to 6/20/48	23,432,829	26,136,640

TOTAL GINNIE MAE		848,206,683

Uniform Mortgage Backed Securities - 3.1%
1.5% 12/1/35 (c)	13,800,000	14,150,142
1.5% 12/1/35 (c)	500,000	512,686
1.5% 12/1/35 (c)	2,000,000	2,050,745
1.5% 12/1/35 (c)	12,000,000	12,304,471
1.5% 12/1/35 (c)	8,350,000	8,561,861
1.5% 12/1/35 (c)	5,500,000	5,639,549
1.5% 12/1/35 (c)	5,950,000	6,100,967
1.5% 12/1/35 (c)	3,250,000	3,332,461
1.5% 12/1/35 (c)	2,700,000	2,768,506
1.5% 12/1/35 (c)	12,000,000	12,304,471
1.5% 12/1/35 (c)	14,300,000	14,662,828
1.5% 12/1/35 (c)	8,350,000	8,561,861
1.5% 12/1/35 (c)	2,000,000	2,050,745
1.5% 1/1/36 (c)	3,100,000	3,175,264
1.5% 1/1/36 (c)	1,100,000	1,126,707
1.5% 1/1/36 (c)	13,600,000	13,930,192
1.5% 1/1/36 (c)	4,750,000	4,865,324
1.5% 1/1/36 (c)	5,950,000	6,094,459
2% 12/1/35 (c)	7,150,000	7,443,347
2% 12/1/35 (c)	4,450,000	4,632,572
2% 12/1/35 (c)	7,700,000	8,015,912
2% 12/1/35 (c)	4,800,000	4,996,932
2% 12/1/35 (c)	4,700,000	4,892,829
2% 12/1/35 (c)	7,600,000	7,911,809
2% 12/1/35 (c)	5,000,000	5,205,138
2% 12/1/35 (c)	8,000,000	8,328,220
2% 1/1/36 (c)	8,150,000	8,473,868
2% 1/1/36 (c)	5,050,000	5,250,679
2% 1/1/36 (c)	15,150,000	15,752,037
2% 1/1/36 (c)	9,450,000	9,825,528
2% 12/1/50 (c)	21,500,000	22,333,632
2% 12/1/50 (c)	7,200,000	7,479,170
2% 12/1/50 (c)	7,200,000	7,479,170
2% 12/1/50 (c)	14,450,000	15,010,279
2% 12/1/50 (c)	9,500,000	9,868,349
2% 12/1/50 (c)	9,500,000	9,868,349
2% 12/1/50 (c)	19,150,000	19,892,514
2% 12/1/50 (c)	15,200,000	15,789,359
2% 12/1/50 (c)	11,450,000	11,893,958
2% 12/1/50 (c)	25,500,000	26,488,727
2% 12/1/50 (c)	2,000,000	2,077,547
2% 12/1/50 (c)	7,500,000	7,790,802
2% 12/1/50 (c)	450,000	467,448
2% 12/1/50 (c)	8,700,000	9,037,330
2% 12/1/50 (c)	5,200,000	5,401,623
2% 12/1/50 (c)	9,250,000	9,608,656
2% 12/1/50 (c)	900,000	934,896
2% 12/1/50 (c)	3,900,000	4,051,217
2% 12/1/50 (c)	5,800,000	6,024,887
2% 12/1/50 (c)	15,100,000	15,685,481
2% 12/1/50 (c)	19,150,000	19,892,514
2% 12/1/50 (c)	4,000,000	4,155,094
2% 12/1/50 (c)	3,000,000	3,116,321
2% 12/1/50 (c)	2,500,000	2,596,934
2% 12/1/50 (c)	3,000,000	3,116,321
2.5% 12/1/50 (c)	6,500,000	6,810,271
2.5% 12/1/50 (c)	5,500,000	5,762,537
2.5% 12/1/50 (c)	4,500,000	4,714,803
2.5% 12/1/50 (c)	7,000,000	7,334,138
2.5% 12/1/50 (c)	9,500,000	9,953,473
2.5% 12/1/50 (c)	3,500,000	3,667,069
2.5% 12/1/50 (c)	9,650,000	10,110,633
2.5% 12/1/50 (c)	9,150,000	9,586,766
2.5% 12/1/50 (c)	9,000,000	9,429,606
2.5% 1/1/51 (c)	3,500,000	3,659,686
2.5% 1/1/51 (c)	2,500,000	2,614,062
2.5% 1/1/51 (c)	2,500,000	2,614,062
3% 12/1/35 (c)	20,100,000	21,040,620
3% 12/1/50 (c)	11,100,000	11,596,041
3% 12/1/50 (c)	13,000,000	13,580,949
3% 12/1/50 (c)	16,300,000	17,028,421
3% 12/1/50 (c)	3,050,000	3,186,300
3% 12/1/50 (c)	3,950,000	4,126,519
3% 12/1/50 (c)	3,600,000	3,760,878
3% 12/1/50 (c)	2,600,000	2,716,190
3% 12/1/50 (c)	3,400,000	3,551,941
3% 12/1/50 (c)	3,200,000	3,343,003
3% 12/1/50 (c)	3,900,000	4,074,285
3% 12/1/50 (c)	11,950,000	12,484,026
3% 12/1/50 (c)	16,050,000	16,767,249
3% 12/1/50 (c)	31,200,000	32,594,278
3% 12/1/50 (c)	41,950,000	43,824,678
3% 1/1/51 (c)	8,400,000	8,780,633
3% 1/1/51 (c)	8,200,000	8,571,570
3% 1/1/51 (c)	8,850,000	9,251,024
3% 1/1/51 (c)	8,650,000	9,041,961
3% 1/1/51 (c)	5,500,000	5,749,224
3% 1/1/51 (c)	12,850,000	13,432,277
3% 1/1/51 (c)	10,200,000	10,662,197
3.5% 12/1/50 (c)	16,250,000	17,139,946
3.5% 12/1/50 (c)	12,000,000	12,657,191
3.5% 12/1/50 (c)	21,950,000	23,152,112
3.5% 12/1/50 (c)	3,150,000	3,322,513
3.5% 12/1/50 (c)	15,350,000	16,190,657
3.5% 12/1/50 (c)	8,800,000	9,281,940
3.5% 12/1/50 (c)	1,150,000	1,212,981
3.5% 12/1/50 (c)	1,500,000	1,582,149
3.5% 12/1/50 (c)	40,825,000	43,060,818
3.5% 12/1/50 (c)	4,400,000	4,640,970
3.5% 12/1/50 (c)	22,350,000	23,574,018
3.5% 12/1/50 (c)	21,875,000	23,073,004
3.5% 12/1/50 (c)	3,650,000	3,849,896
3.5% 12/1/50 (c)	4,200,000	4,430,017
3.5% 12/1/50 (c)	3,750,000	3,955,372
3.5% 12/1/50 (c)	17,000,000	17,931,020
3.5% 12/1/50 (c)	4,300,000	4,535,493
3.5% 12/1/50 (c)	3,500,000	3,691,681
3.5% 12/1/50 (c)	4,050,000	4,271,802
3.5% 12/1/50 (c)	3,650,000	3,849,896
3.5% 12/1/50 (c)	3,400,000	3,586,204
3.5% 12/1/50 (c)	2,100,000	2,215,008
4% 12/1/50 (c)	550,000	586,846
4% 12/1/50 (c)	17,550,000	18,725,710
4% 12/1/50 (c)	20,200,000	21,553,238
4% 12/1/50 (c)	15,050,000	16,058,230
4% 12/1/50 (c)	8,700,000	9,282,830
4% 12/1/50 (c)	10,000,000	10,669,920
4% 12/1/50 (c)	7,450,000	7,949,090
4% 12/1/50 (c)	24,950,000	26,621,450
4% 12/1/50 (c)	17,550,000	18,725,710
4% 12/1/50 (c)	10,300,000	10,990,018
4% 12/1/50 (c)	24,950,000	26,621,450
4% 12/1/50 (c)	8,700,000	9,282,830
4% 12/1/50 (c)	550,000	586,846
4% 12/1/50 (c)	17,450,000	18,619,010

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,215,881,924

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,507,298,169)		3,581,230,893

Asset-Backed Securities - 1.2%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$3,062,458	$2,899,179
Series 2019-1 Class A, 3.844% 5/15/39 (a)	5,115,449	4,806,204
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	7,889,020	7,452,138
Class B, 4.458% 10/16/39 (a)	1,459,063	1,062,265
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5358% 7/22/32 (a)(b)(d)	10,856,000	10,845,861
AIMCO CLO Ltd. Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (a)(b)(d)	5,211,000	5,211,245
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5484% 1/20/33 (a)(b)(d)	3,880,000	3,877,785
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	3,758,055	3,508,366
Class B, 4.335% 1/16/40 (a)	609,253	442,922
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5569% 10/15/32 (a)(b)(d)	7,102,000	7,096,198
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9369% 4/15/31 (a)(b)(d)	6,330,000	6,341,723
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 1/15/29 (a)(b)(d)	9,133,000	9,096,578
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/33 (a)(b)(d)	15,169,000	15,133,216
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 0.5101% 10/25/35 (b)(d)	425,752	424,554
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6301% 10/15/32 (a)(b)(d)	8,259,000	8,248,643
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5478% 1/17/33 (a)(b)(d)	3,340,000	3,338,083
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	8,332,646	7,920,461
Class AA, 2.487% 12/16/41 (a)(b)	1,439,063	1,383,262
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2269% 4/15/29 (a)(b)(d)	8,338,000	8,268,544
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (a)	454,947	456,009
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	6,349,445	6,417,485
Series 2020-HB3 Class A, 2.8115% 5/25/30 (a)(b)	457,130	461,061
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	7,452,806	6,973,518
Class B, 5.095% 4/15/39 (a)	3,409,346	2,537,180
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	6,773,888	6,401,327
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5584% 10/20/32 (a)(b)(d)	5,957,000	5,954,290
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (a)(b)(d)	4,370,000	4,367,815
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (a)(b)(d)	3,330,000	3,325,814
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.3084% 10/20/28 (a)(b)(d)	1,430,000	1,423,749
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (a)(b)(d)	6,998,000	7,024,243
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5001% 10/25/37 (a)(b)(d)	2,174,216	2,182,827
Citibank Credit Card Issuance Trust:
Series 2018-A3 Class A3, 3.29% 5/23/25	700,000	751,791
Series 2018-A7 Class A7, 3.96% 10/13/30	2,100,000	2,530,688
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	2,175,177	2,188,719
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	545,821	548,138
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	1,810,211	1,819,417
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	5,388,605	5,451,168
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	1,329,972	1,339,227
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	512,389	514,241
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	4,207,035	4,319,026
Class A2II, 4.03% 11/20/47 (a)	7,110,920	7,558,339
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5469% 7/15/32 (a)(b)(d)	5,220,000	5,215,401
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 7/15/30 (a)(b)(d)	3,230,000	3,217,813
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5484% 10/20/32 (a)(b)(d)	7,395,000	7,396,228
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (a)(b)(d)	5,609,000	5,601,938
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 1.5169% 4/15/29 (a)(b)(d)	10,300,000	10,290,617
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (a)(b)(d)	7,149,000	7,142,015
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3978% 4/17/33 (a)(b)(d)	5,400,000	5,366,617
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 1.65% 10/15/30 (a)	6,500,000	6,520,222
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (a)(b)(d)	5,900,000	5,892,578
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (a)	1,054,055	1,056,578
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.541% 11/16/32 (a)(b)(d)	7,901,000	7,894,900
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (a)(b)(d)	5,700,000	5,699,966
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 0.7778% 4/10/31 (a)(b)(d)	386,702	386,670
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	3,625,986	3,457,602
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	4,390,855	4,182,841
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	6,383,000	6,535,426
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.4384% 1/20/29 (a)(b)(d)	3,469,000	3,465,691
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5369% 7/15/32 (a)(b)(d)	9,143,000	9,137,222
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (a)(b)(d)	7,030,000	7,042,085
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 10/15/32 (a)(b)(d)	3,846,000	3,843,792
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.4984% 4/20/30 (a)(b)(d)	7,784,000	7,776,675
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 1/15/33 (a)(b)(d)	17,576,000	17,565,911
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	2,332,038	2,351,276
Series 2020-1A Class A, 2.24% 3/15/30 (a)	1,395,931	1,405,181
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	3,001,650	3,214,899
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2884% 10/20/30 (a)(b)(d)	8,353,000	8,286,042
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1% 8/10/23 (a)(b)(d)	12,613,000	12,613,164
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	1,702,949	1,705,542
Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	8,312,855	8,302,048
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6601% 9/25/35 (b)(d)	27,910	27,874
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5178% 7/17/32 (a)(b)(d)	8,530,000	8,520,924
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	6,107,845	5,770,020
Prosper Marketplace Issuance Trust:
Series 2019-3A Class A, 3.19% 7/15/25 (a)	1,408,025	1,414,105
Series 2019-4A Class A, 2.48% 2/17/26 (a)	1,086,973	1,091,160
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	177,940	178,540
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	7,065,069	6,555,377
Class B, 4.335% 3/15/40 (a)	665,815	454,605
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	8,004,000	8,500,168
1.884% 7/15/50 (a)	2,753,000	2,834,414
2.328% 7/15/52 (a)	2,105,000	2,126,320
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	4,360,984	4,408,510
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.1984% 5/1/28 (a)(b)(d)	10,311,822	10,347,635
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 0.000% 1.32% 1/15/34 (a)(b)(d)	3,410,000	3,410,000
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2184% 1/20/29 (a)(b)(d)	5,538,000	5,500,541
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0101% 9/25/34 (b)(d)	3,983	3,661
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	9,813,778	9,374,243
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	10,023,198	9,516,040
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	5,712,353	6,098,582
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	4,596,677	4,838,154
Series 2019-1 Class A1, 3.7236% 3/25/58 (a)(b)	2,325,804	2,495,408
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	1,639,170	1,679,708
Series 2020-4 Class A1, 1.75% 10/25/60 (a)	3,906,125	3,989,520
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	1,210,921	1,213,385
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5869% 4/15/32 (a)(b)(d)	8,662,000	8,653,710
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(b)(d)	8,112,000	8,139,702
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/30 (a)(b)(d)	2,826,000	2,818,260
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4884% 7/20/32 (a)(b)(d)	8,868,000	8,863,646
Voya CLO Ltd. / Voya CLO LLC Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (a)(b)(d)	7,500,000	7,490,580
Voya CLO Ltd./Voya CLO LLC Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7848% 7/19/31 (a)(b)(d)	6,400,000	6,408,122
TOTAL ASSET-BACKED SECURITIES
(Cost $499,912,618)		497,193,153

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.2%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 0.2881% 6/27/36 (a)(b)(d)	46,757	46,689
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	308,706	307,964
Series 2012-RR5 Class 8A5, 0.5514% 7/26/36 (a)(b)	50,084	49,367
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4143% 5/27/37 (a)(b)(d)	497,478	470,268
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	3,350,682	3,451,622
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5965% 2/20/49 (b)(d)	2,525,793	2,551,832
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.6565% 8/25/60 (a)(b)(d)	3,397,816	3,397,905
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.0261% 12/22/69 (a)(b)(d)	3,223,033	3,232,918
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	5,800,000	5,929,299
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3778% 1/23/23 (a)(b)(d)	3,508,000	3,509,340
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4778% 4/23/23 (a)(b)(d)	16,662,000	16,664,389
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (a)	2,430,040	2,436,316
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	2,145,773	2,236,186
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	3,551,120	3,760,059
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	1,491,930	1,511,306
RMF Buyout Issuance Trust:
sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (a)	10,111,598	10,129,048
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (a)	1,600,000	1,599,846
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (b)(d)	1,344	1,293
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7786% 1/21/70 (a)(b)(d)	3,484,080	3,491,445
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7901% 9/25/43 (b)(d)	2,051,708	1,994,292

TOTAL PRIVATE SPONSOR		66,771,384

U.S. Government Agency - 0.2%
Fannie Mae:
planned amortization class Series 2012-149:
Class DA, 1.75% 1/25/43	1,032,222	1,064,934
Class GA, 1.75% 6/25/42	1,109,805	1,143,064
Series 2005-79 Class ZC, 5.9% 9/25/35	265,429	304,447
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.3949% 8/25/37 (b)(i)(j)	948,184	218,208
Series 2010-135 Class ZA, 4.5% 12/25/40	797,877	881,725
Series 2010-150 Class ZC, 4.75% 1/25/41	886,224	997,688
Series 2010-95 Class ZC, 5% 9/25/40	1,881,024	2,129,330
Series 2011-4 Class PZ, 5% 2/25/41	344,466	401,527
Series 2012-100 Class WI, 3% 9/25/27 (i)	524,247	34,775
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5008% 12/25/30 (b)(i)(j)	158,820	10,262
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3999% 6/25/41 (b)(i)(j)	187,824	15,564
Series 2013-133 Class IB, 3% 4/25/32 (i)	331,548	11,311
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8999% 1/25/44 (b)(i)(j)	198,978	32,697
Series 2013-44 Class DJ, 1.85% 5/25/33	10,652,920	10,897,610
Series 2013-51 Class GI, 3% 10/25/32 (i)	721,621	52,413
Series 2015-42 Class IL, 6% 6/25/45 (i)	953,234	185,389
Series 2015-70 Class JC, 3% 10/25/45	781,976	830,404
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	525,585	105,757
Freddie Mac:
planned amortization class Series 4135 Class AB, 1.75% 6/15/42	835,138	860,253
sequential payer Series 3871 Class KB, 5.5% 6/15/41	652,853	776,802
Series 2017-4683 Class LM, 3% 5/15/47	1,091,492	1,159,614
Series 2933 Class ZM, 5.75% 2/15/35	516,360	611,340
Series 2996 Class ZD, 5.5% 6/15/35	365,263	431,619
Series 3237 Class C, 5.5% 11/15/36	493,985	571,976
Series 3955 Class YI, 3% 11/15/21 (i)	27,548	266
Series 3980 Class EP, 5% 1/15/42	2,913,810	3,357,524
Series 4055 Class BI, 3.5% 5/15/31 (i)	301,614	11,354
Series 4149 Class IO, 3% 1/15/33 (i)	362,669	36,143
Series 4314 Class AI, 5% 3/15/34 (i)	101,004	6,996
Series 4427 Class LI, 3.5% 2/15/34 (i)	610,263	34,214
Series 4471 Class PA 4% 12/15/40	493,079	528,944
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	813,012	896,110
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	2,827,318	3,083,835
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.52% 12/20/60 (b)(d)(k)	951,896	951,120
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.69% 9/20/61 (b)(d)(k)	4,248,499	4,262,679
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 0.66% 8/20/62 (b)(d)(k)	798,673	800,654
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.79% 5/20/61 (b)(d)(k)	10,469	10,527
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 0.74% 8/20/63 (b)(d)(k)	2,672,643	2,680,000
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.6465% 10/20/49 (b)(d)	531,770	537,020
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5965% 12/20/49 (b)(d)	6,126,087	6,168,459
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.6465% 8/20/49 (b)(d)	698,756	705,926
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.5465% 3/20/50 (b)(d)	5,881,473	5,921,593
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.707% 12/20/40 (b)(j)	920,091	1,104,113
Series 2016-69 Class WA, 3% 2/20/46	568,433	588,656
Series 2017-134 Class BA, 2.5% 11/20/46	1,244,730	1,306,157
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40	1,891,406	2,081,303
Series 2010-170 Class B, 4% 12/20/40	421,956	464,401
Series 2017-139 Class BA, 3% 9/20/47	6,024,913	6,432,098
Series 2010-116 Class QB, 4% 9/16/40	3,098,909	3,366,326
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8091% 2/16/40 (b)(i)(j)	488,670	90,851
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9535% 7/20/41 (b)(i)(j)	139,491	26,362
Series 2013-149 Class MA, 2.5% 5/20/40	2,158,016	2,246,468
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	119,076	119,981
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)	64,832	64,848
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.47% 8/20/66 (b)(d)(k)	2,972,774	2,943,812

TOTAL U.S. GOVERNMENT AGENCY		74,557,449

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $139,124,959)		141,328,833

Commercial Mortgage Securities - 1.4%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 3% 11/15/30 (a)(b)(d)	5,954,000	5,954,109
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	6,500,000	6,546,201
Class ANM, 3.112% 11/5/32 (a)	4,963,000	4,951,857
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	1,113,000	987,945
Class CNM, 3.8425% 11/5/32 (a)(b)	461,000	389,682
BANK sequential payer Series 2019-BN21:
Class A4, 2.6% 10/17/52	4,400,000	4,712,266
Class A5, 2.851% 10/17/52	838,000	923,857
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.400% 0.5493% 11/25/35 (a)(b)(d)	21,366	20,211
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 0.5393% 1/25/36 (a)(b)(d)	54,134	50,995
Class M1, 1 month U.S. LIBOR + 0.450% 0.5993% 1/25/36 (a)(b)(d)	17,473	16,534
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 0.4193% 12/25/36 (a)(b)(d)	131,425	120,703
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.4193% 3/25/37 (a)(b)(d)	33,228	30,753
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.4193% 7/25/37 (a)(b)(d)	96,657	89,555
Class A2, 1 month U.S. LIBOR + 0.320% 0.4693% 7/25/37 (a)(b)(d)	90,497	81,525
Class M1, 1 month U.S. LIBOR + 0.370% 0.5193% 7/25/37 (a)(b)(d)	30,803	23,130
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.4401% 7/25/37 (a)(b)(d)	33,937	30,083
Class M1, 1 month U.S. LIBOR + 0.310% 0.4601% 7/25/37 (a)(b)(d)	17,985	14,599
Class M2, 1 month U.S. LIBOR + 0.340% 0.4901% 7/25/37 (a)(b)(d)	19,236	15,317
Class M3, 1 month U.S. LIBOR + 0.370% 0.5201% 7/25/37 (a)(b)(d)	30,809	26,404
Class M4, 1 month U.S. LIBOR + 0.500% 0.6501% 7/25/37 (a)(b)(d)	48,638	41,231
Class M5, 1 month U.S. LIBOR + 0.600% 0.7501% 7/25/37 (a)(b)(d)	20,383	16,040
BBCMS Mortgage Trust sequential payer Series 2019-C4 Class A4, 2.661% 8/15/52	4,000,000	4,336,118
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51	1,700,000	1,862,667
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	949,000	1,125,098
Series 2019-B10 Class A4, 3.717% 3/15/62	1,673,000	1,953,098
Series 2019-B11 Class A5, 3.5421% 5/15/52	5,500,000	6,355,397
Series 2019-B13 Class A4, 2.952% 8/15/57	9,824,000	10,920,276
Series 2019-B14 Class A5, 3.0486% 12/15/62	1,305,000	1,461,800
Series 2020-B17 Class A5, 2.289% 3/15/53	1,800,000	1,906,548
Series 2020-B19 Class A3, 1.787% 9/15/53	5,800,000	5,958,970
Series 2019-B12 Class XA, 1.2035% 8/15/52 (b)(i)	40,059,553	2,598,539
Series 2019-B14 Class XA, 0.914% 12/15/62 (b)(i)	22,918,014	1,162,005
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.2% 11/15/22 (a)(b)(d)	7,409,000	7,423,122
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1409% 12/15/36 (a)(b)(d)	4,446,930	4,434,457
Class C, 1 month U.S. LIBOR + 1.120% 1.2609% 12/15/36 (a)(b)(d)	3,685,627	3,662,729
Class D, 1 month U.S. LIBOR + 1.250% 1.3909% 12/15/36 (a)(b)(d)	5,094,337	5,027,462
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0169% 11/15/32 (a)(b)(d)	1,900,000	1,886,587
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9409% 12/15/36 (a)(b)(d)	8,803,942	8,793,366
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 11/15/32 (a)(b)(d)	5,153,000	5,161,247
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.2285% 9/15/37 (a)(b)(d)	3,889,969	3,597,980
Class B, 1 month U.S. LIBOR + 1.320% 1.4659% 9/15/37 (a)(b)(d)	4,446,198	3,961,786
Class D, 1 month U.S. LIBOR + 2.620% 2.7659% 9/15/37 (a)(b)(d)	2,530,703	1,916,430
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.0409% 11/15/35 (a)(b)(d)	910,000	907,719
Class F, 1 month U.S. LIBOR + 1.800% 1.9409% 11/15/35 (a)(b)(d)	2,713,900	2,688,409
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4409% 4/15/34 (a)(b)(d)	4,464,000	4,240,290
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 4/15/34 (a)(b)(d)	2,952,000	2,767,083
Class D, 1 month U.S. LIBOR + 1.900% 2.0409% 4/15/34 (a)(b)(d)	3,099,000	2,885,471
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2209% 10/15/36 (a)(b)(d)	3,807,634	3,800,477
Class C, 1 month U.S. LIBOR + 1.250% 1.3909% 10/15/36 (a)(b)(d)	4,787,309	4,775,319
Class D, 1 month U.S. LIBOR + 1.450% 1.5909% 10/15/36 (a)(b)(d)	6,779,885	6,750,150
Class E, 1 month U.S. LIBOR + 1.800% 1.9409% 10/15/36 (a)(b)(d)	9,527,153	9,473,688
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7409% 12/15/36 (a)(b)(d)	4,672,723	4,593,715
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 4/15/34 (a)(b)(d)	8,070,000	7,817,622
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0609% 10/15/36 (a)(b)(d)	13,480,029	13,480,026
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50	2,500,000	2,650,204
CF Hippolyta Issuer LLC sequential payer Series 2020-1:
Class A1, 1.69% 7/15/60 (a)	16,206,665	16,406,726
Class A2, 1.99% 7/15/60 (a)	7,194,714	7,291,178
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0909% 11/15/36 (a)(b)(d)	3,687,000	3,661,598
Class B, 1 month U.S. LIBOR + 1.250% 1.3909% 11/15/36 (a)(b)(d)	1,400,000	1,379,832
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	4,982,000	5,095,208
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 6/15/34 (a)(b)(d)	13,996,602	13,390,736
Class B, 1 month U.S. LIBOR + 1.500% 1.6409% 6/15/34 (a)(b)(d)	2,109,895	2,000,927
Class C, 1 month U.S. LIBOR + 1.750% 1.8909% 6/15/34 (a)(b)(d)	2,383,714	2,240,624
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49	3,898,301	4,106,472
Series 2015-GC29 Class XA, 1.1802% 4/10/48 (b)(i)	30,614,132	1,190,822
Series 2015-GC33 Class XA, 1.0396% 9/10/58 (b)(i)	18,725,314	658,551
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,981,415
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,715,135
Series 2016-P6 Class XA, 0.9188% 12/10/49 (b)(i)	17,251,954	464,179
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	1,700,000	1,782,339
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,610,000	1,766,335
Series 2014-CR17 Class XA, 1.13% 5/10/47 (b)(i)	18,627,867	486,957
Series 2014-CR20 Class XA, 1.1727% 11/10/47 (b)(i)	17,892,455	589,193
Series 2014-LC17 Class XA, 0.8755% 10/10/47 (b)(i)	40,139,808	891,276
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	4,269,635
Class XA, 1.0361% 12/10/47 (b)(i)	10,885,526	303,353
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,724,030
Series 2015-CR24 Class A4, 3.432% 8/10/48	1,449,364	1,589,988
Series 2015-PC1 Class A4, 3.62% 7/10/50	1,900,000	2,036,753
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 1.0209% 12/15/31 (a)(b)(d)	2,583,000	2,570,976
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1209% 5/15/36 (a)(b)(d)	5,263,000	5,264,640
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	2,253,000	2,324,008
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	5,237,000	5,196,543
Class B, 4.5349% 4/15/36 (a)	1,543,000	1,497,410
Class C, 4.9414% 4/15/36 (a)(b)	1,033,000	965,399
Class D, 4.9414% 4/15/36 (a)(b)	2,066,000	1,733,181
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 3.21% 11/15/49	3,208,409	3,477,499
DBUBS Mortgage Trust Series 2011-LC3A Class C, 5.5131% 8/10/44 (a)(b)	3,400,000	3,402,302
Fannie Mae Series 2017-M1 Class A2, 2.4974% 10/25/26 (b)	2,300,000	2,507,982
Freddie Mac:
sequential payer:
Series 2017-K069 Class AM, 3.248% 9/25/27	1,750,000	1,995,243
Series 2018-K083 Class AM, 4.03% 10/25/28	1,150,000	1,381,966
Series 2020-K118 Class A2, 1.493% 9/25/30	20,339,000	20,969,263
Series 2020-K120 Class A2, 1.5% 10/25/30	5,700,000	5,877,880
Series 2020-K739 Class A2, 1.336% 9/25/27	9,936,000	10,234,927
Series 2020-K119 Class A2, 1.566% 9/25/30	23,700,000	24,635,190
Series K076 Class AM, 3.9% 4/25/28	2,125,000	2,515,008
Series K077 Class AM, 3.85% 5/25/28	660,000	787,146
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 8/15/37 (a)(b)(d)	4,400,000	4,406,088
Class B, 1 month U.S. LIBOR + 1.350% 1.4909% 8/15/37 (a)(b)(d)	930,000	932,989
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 8/15/37 (a)(b)(d)	500,000	502,284
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.5909% 9/15/31 (a)(b)(d)	17,575,000	16,061,966
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2309% 10/15/31 (a)(b)(d)	4,013,000	3,964,034
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	6,867,000	6,980,163
Series 2015-GC30 Class A3, 3.119% 5/10/50	1,972,846	2,112,611
Series 2015-GC34 Class XA, 1.397% 10/10/48 (b)(i)	5,670,466	273,677
Series 2019-GC40 Class A3, 2.904% 7/10/52	2,000,000	2,184,066
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14 Class A/S, 4.4093% 8/15/46	3,088,000	3,311,779
Series 2014-C19 Class XA, 0.8981% 4/15/47 (b)(i)	3,426,391	59,185
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	2,075,832
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-CBX Class A4, 3.4834% 6/15/45	1,645,152	1,674,490
Series 2012-CBX Class A/S, 4.2707% 6/15/45	1,177,000	1,224,056
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	750,000	767,084
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 9/15/29 (a)(b)(d)	6,300,000	6,189,421
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	2,700,000	2,845,910
Class CFX, 4.9498% 7/5/33 (a)	919,000	948,949
Class DFX, 5.3503% 7/5/33 (a)	1,414,000	1,411,548
Class EFX, 5.5422% 7/5/33 (a)	1,934,000	1,882,741
Class XAFX, 1.2948% 7/5/33 (a)(b)(i)	10,000,000	260,531
Series 2019-COR4 Class A3, 3.7629% 3/10/52	5,400,000	6,193,676
Ladder Capital Commercial Mortgage Securities Trust sequential payer Series 2014-909 Class A, 3.388% 5/15/31 (a)	2,400,000	2,404,275
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.2909% 8/15/37 (a)(b)(d)	2,102,000	2,104,635
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C10 Class A4, 4.2178% 7/15/46 (b)	1,200,000	1,282,676
Series 2014-C16 Class A3, 3.592% 6/15/47	1,637,170	1,648,385
Series 2015-C21 Class A3, 3.077% 3/15/48	3,732,073	3,951,961
Series 2016-C28 Class A3, 3.272% 1/15/49	4,159,116	4,509,686
Series 2016-C29 Class ASB, 3.14% 5/15/49	500,000	530,978
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	3,067,518
Class XA, 1.2041% 10/15/48 (b)(i)	10,396,920	408,833
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,491,443
Series 2016-C32 Class A3, 3.459% 12/15/49	5,100,000	5,715,697
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	1,893,000	1,888,602
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.9909% 8/15/33 (a)(b)(d)	6,888,548	6,685,126
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (a)(b)(d)	5,200,000	5,302,706
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	13,482,000	13,928,969
Series 2011-C3 Class AJ, 5.4191% 7/15/49 (a)(b)	4,200,000	4,277,170
Series 2015-UBS8 Class A3, 3.54% 12/15/48	3,000,000	3,264,374
Series 2016-UB12 Class A3, 3.337% 12/15/49	2,000,000	2,132,928
Series 2018-H4 Class A4, 4.31% 12/15/51	3,237,000	3,878,818
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	1,558,000	1,507,934
Class C, 3.283% 11/10/36 (a)(b)	1,495,000	1,352,956
RETL floater Series 2019-RVP:
Class B, 1 month U.S. LIBOR + 1.550% 1.6909% 3/15/36 (a)(b)(d)	3,754,095	3,752,992
Class C, 1 month U.S. LIBOR + 2.100% 2.2409% 3/15/36 (a)(b)(d)	9,396,000	8,492,120
UBS Commercial Mortgage Trust:
Series 2012-C1 Class A/S, 4.171% 5/10/45	6,570,000	6,785,794
Series 2017-C1 Class A3, 3.283% 11/15/50	5,500,000	6,133,637
Series 2017-C7 Class XA, 1.1877% 12/15/50 (b)(i)	17,277,532	919,080
Series 2018-C11 Class A3, 4.3124% 6/15/51	4,100,000	4,594,530
Series 2018-C13 Class A3, 4.0694% 10/15/51	6,000,000	6,973,697
Series 2018-C9 Class ASB, 4.09% 3/15/51	3,300,000	3,733,821
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9314% 4/10/46 (a)(b)(d)	5,266,886	5,263,505
Series 2012-C3 Class A/S, 3.814% 8/10/49 (a)	1,400,000	1,459,984
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	3,760,000	3,894,077
Series 2020-LAB:
Class B, 2.453% 10/10/42 (a)	300,000	309,846
Class X, 0.4294% 10/10/42 (a)(i)	8,700,000	329,853
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48	1,355,214	1,426,190
Series 2016-LC24 Class A3, 2.684% 10/15/49	3,300,000	3,555,087
Series 2015-C31 Class XA, 1.1332% 11/15/48 (b)(i)	6,957,229	283,553
Series 2017-C42 Class XA, 1.0298% 12/15/50 (b)(i)	35,502,935	1,821,123
Series 2018-C46 Class XA, 1.106% 8/15/51 (b)(i)	15,642,655	771,749
Series 2018-C48 Class A5, 4.302% 1/15/52	3,181,000	3,775,494
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8635% 6/15/46 (a)(b)(d)	4,691,983	4,690,236
Series 2012-C9 Class A/S, 3.388% 11/15/45	400,000	414,249
Series 2014-C24 Class XA, 0.9787% 11/15/47 (b)(i)	6,351,636	155,663
Series 2014-LC14 Class XA, 1.3609% 3/15/47 (b)(i)	8,623,712	284,776
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $559,102,106)		564,158,483

Municipal Securities - 0.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$3,145,000	$5,436,227
Series 2019 F1, 2.574% 4/1/31	525,000	564,921
California Gen. Oblig. Series 2009, 7.5% 4/1/34	630,000	1,036,577
Chicago O'Hare Int'l. Arpt. Rev. Series 2018 C, 4.472% 1/1/49	910,000	1,142,469
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	72,740
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	102,962
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	5,431,636	5,536,413
5.1% 6/1/33	24,335,000	24,413,845
Series 2010-1, 6.63% 2/1/35	3,845,000	4,215,158
Series 2010-3:
6.725% 4/1/35	2,510,000	2,753,997
7.35% 7/1/35	4,655,000	5,219,977
Series 2010-5, 6.2% 7/1/21	479,000	488,249
Jobsohio Beverage Sys. Statewide Series 2020 A, 2.833% 1/1/38	325,000	349,976
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	280,695
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2009 B, 5.888% 7/1/43	50,000	73,313
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	216,699
Michigan Fin. Auth. Rev. Series 2019 T, 3.384% 12/1/40	545,000	602,083
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,315,000	11,654,928
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,620,000	2,713,079
Series 2010 A, 7.102% 1/1/41	825,000	1,344,527
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	25,000	39,433
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36	900,000	1,176,183
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	140,000	195,373
Series 2011 A, 4.8% 6/1/11	1,403,000	2,021,176
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62	390,000	508,100
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	750,000	1,055,003
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 B, 3.922% 12/31/49	555,000	609,290
Univ. of Michigan Rev. Series 2020 B, 2.437% 4/1/40	1,050,000	1,101,545
TOTAL MUNICIPAL SECURITIES
(Cost $71,069,191)		74,924,938

Foreign Government and Government Agency Obligations - 0.1%
Hungarian Republic 7.625% 3/29/41	$550,000	$979,859
Indonesian Republic:
3.4% 9/18/29	420,000	470,006
3.5% 1/11/28	2,655,000	2,973,600
Israeli State:
3.875% 7/3/50	1,550,000	1,851,863
4% 6/30/22	1,700,000	1,796,254
Italian Republic 2.375% 10/17/24	3,800,000	3,993,942
Panamanian Republic:
3.16% 1/23/30	950,000	1,041,141
4.3% 4/29/53	615,000	767,597
4.5% 4/16/50	400,000	505,875
4.5% 4/1/56	445,000	563,593
Philippine Republic 3.7% 3/1/41	1,010,000	1,177,281
Province of Quebec yankee 7.125% 2/9/24	810,000	969,764
State of Qatar 3.4% 4/16/25 (a)	3,165,000	3,482,489
United Mexican States:
2.659% 5/24/31	945,000	946,418
4.15% 3/28/27	275,000	312,675
4.75% 3/8/44	2,246,000	2,588,515
Uruguay Republic:
4.975% 4/20/55	375,000	510,703
5.1% 6/18/50	1,625,000	2,228,281
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $24,861,329)		27,159,856
	Shares	Value

Common Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Denbury, Inc. (l)
(Cost $256,176)	10,496	235,740
	Principal Amount	Value

Bank Notes - 0.0%
Discover Bank:
3.45% 7/27/26	$435,000	$486,080
4.682% 8/9/28 (b)	3,503,000	3,715,457
KeyBank NA 3.9% 4/13/29	1,830,000	2,113,437
RBS Citizens NA 2.55% 5/13/21	1,705,000	1,718,930
Regions Bank 6.45% 6/26/37	2,533,000	3,570,563
SunTrust Banks, Inc. 2.75% 5/1/23	645,000	680,338
Synchrony Bank 3.65% 5/24/21	5,843,000	5,915,586
Truist Bank 3.3% 5/15/26	965,000	1,079,152
TOTAL BANK NOTES
(Cost $17,277,726)		19,279,543
	Shares	Value

Fixed-Income Funds - 76.9%
High Yield Fixed-Income Funds - 0.7%
Prudential High Yield Fund	2,683,287	$14,623,916
Stone Harbor Emerging Markets Debt Fund	16,901,936	168,174,268
Vanguard High-Yield Corporate Fund Admiral Shares	14,321,851	84,928,577

TOTAL HIGH YIELD FIXED-INCOME FUNDS		267,726,761

Intermediate Government Funds - 0.0%
Fidelity SAI U.S. Treasury Bond Index Fund (m)	231,115	2,484,482
Intermediate-Term Bond Funds - 73.9%
Baird Core Plus Bond Fund - Institutional Class	53,265,694	651,972,094
BlackRock Total Return Fund Institutional Shares	23,787,651	300,913,780
DoubleLine Total Return Bond Fund Class N	84,508,683	904,242,912
Fidelity SAI Total Bond Fund (m)	585,170,898	6,273,032,004
Fidelity U.S. Bond Index Fund (m)	1,883,348	23,504,177
John Hancock Bond Fund Class A	15,908,091	269,323,983
JPMorgan Core Plus Bond Fund Class A	33,949,870	300,456,349
Metropolitan West Total Return Bond Fund Class M	196,806,283	2,302,633,507
PIMCO Income Fund Institutional Class	85,934,549	1,028,636,549
PIMCO Investment Grade Credit Bond Fund Institutional Class	58,572,897	660,702,280
PIMCO Mortgage Opportunities Fund Institutional Class	98,699,365	1,085,693,012
PIMCO Total Return Fund Institutional Class	571,493,287	6,269,281,355
Prudential Total Return Bond Fund Class A	145,078,414	2,190,684,051
TCW Total Return Bond Fund N Class	22,502,233	243,474,157
The Bond Fund of America Class F2	14,149,789	200,785,505
Voya Intermediate Bond Fund Class I	114,693,913	1,238,694,255
Western Asset Core Bond Fund Class I	154,699,579	2,137,948,188
Western Asset Core Plus Bond Fund Class I	261,370,805	3,308,954,392

TOTAL INTERMEDIATE-TERM BOND FUNDS		29,390,932,550

Long Government Bond Funds - 2.3%
iShares 20+ Year Treasury Bond ETF (n)	5,755,910	921,060,718
TOTAL FIXED-INCOME FUNDS
(Cost $28,634,982,165)		30,582,204,511
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Nova Scotia 4.65% (b)(o)	12,927,000	13,019,334
Barclays Bank PLC 7.625% 11/21/22	27,412,000	30,320,422
TOTAL PREFERRED SECURITIES
(Cost $43,608,133)		43,339,756
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.09% (p)	187,055,761	187,093,172
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (m)(q)	359,998,983	359,998,983
Fidelity Securities Lending Cash Central Fund 0.09% (p)(r)	415,913,044	415,954,635
State Street Institutional U.S. Government Money Market Fund Premier Class .02% (q)	105,940,586	105,940,586
TOTAL MONEY MARKET FUNDS
(Cost $1,068,983,731)		1,068,987,376

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.865% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	28,200,000	$733,205
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	34,261
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	10,000,000	87,600
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	13,700,000	71,629

TOTAL PUT OPTIONS			926,695

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.865% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	28,200,000	452,114
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	53,637
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	10,000,000	460,109
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	13,700,000	810,845

TOTAL CALL OPTIONS			1,776,705

TOTAL PURCHASED SWAPTIONS
(Cost $2,706,696)			2,703,400
TOTAL INVESTMENT IN SECURITIES - 105.0%
(Cost $39,356,262,026)			41,774,091,769
NET OTHER ASSETS (LIABILITIES) - (5.0)%			(1,995,566,653)
NET ASSETS - 100%			$39,778,525,116

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 12/1/50	$(13,100,000)	$(13,798,243)
2.5% 12/1/50	(12,550,000)	(13,218,928)
2.5% 12/1/50	(8,950,000)	(9,427,044)
2.5% 12/1/50	(8,550,000)	(9,005,724)
2.5% 12/1/50	(300,000)	(315,990)
2.5% 12/1/50	(2,450,000)	(2,580,587)
2.5% 12/1/50	(800,000)	(842,641)
2.5% 12/1/50	(2,450,000)	(2,580,587)
2.5% 12/1/50	(700,000)	(737,311)
2.5% 12/1/50	(850,000)	(895,306)
2.5% 12/1/50	(850,000)	(895,306)
2.5% 12/1/50	(12,850,000)	(13,534,918)
2.5% 12/1/50	(2,900,000)	(3,054,573)
2.5% 12/1/50	(3,350,000)	(3,528,558)
2.5% 12/1/50	(3,350,000)	(3,528,558)
2.5% 12/1/50	(8,750,000)	(9,216,384)
2.5% 12/1/50	(12,000,000)	(12,639,612)
3% 12/1/50	(4,150,000)	(4,331,215)
3% 12/1/50	(2,750,000)	(2,870,082)
3% 12/1/50	(6,700,000)	(6,992,564)
3% 12/1/50	(2,250,000)	(2,348,249)
3.5% 12/1/50	(16,250,000)	(17,163,040)
3.5% 12/1/50	(12,000,000)	(12,674,245)
3.5% 12/1/50	(4,500,000)	(4,752,842)
3.5% 12/1/50	(1,400,000)	(1,478,662)
3.5% 12/1/50	(5,750,000)	(6,073,076)
3.5% 12/1/50	(2,600,000)	(2,746,086)
3.5% 12/1/50	(9,950,000)	(10,509,062)
3.5% 12/1/50	(6,550,000)	(6,918,026)
3.5% 12/1/50	(2,100,000)	(2,217,993)

TOTAL GINNIE MAE		(180,875,412)

Uniform Mortgage Backed Securities
1.5% 12/1/35	(9,600,000)	(9,843,577)
1.5% 12/1/35	(3,100,000)	(3,178,655)
1.5% 12/1/35	(1,100,000)	(1,127,910)
1.5% 12/1/35	(13,800,000)	(14,150,142)
1.5% 12/1/35	(500,000)	(512,686)
1.5% 12/1/35	(2,000,000)	(2,050,745)
1.5% 12/1/35	(13,600,000)	(13,945,067)
1.5% 12/1/35	(4,750,000)	(4,870,520)
1.5% 12/1/35	(12,000,000)	(12,304,471)
1.5% 12/1/35	(8,350,000)	(8,561,861)
1.5% 12/1/35	(5,950,000)	(6,100,967)
1.5% 12/1/35	(2,500,000)	(2,563,432)
1.5% 12/1/35	(2,000,000)	(2,050,745)
2% 12/1/35	(5,050,000)	(5,257,189)
2% 12/1/35	(8,150,000)	(8,484,374)
2% 12/1/35	(15,150,000)	(15,771,567)
2% 12/1/35	(7,150,000)	(7,443,347)
2% 12/1/35	(9,450,000)	(9,837,710)
2% 12/1/35	(4,450,000)	(4,632,572)
2% 12/1/50	(1,150,000)	(1,194,590)
2% 12/1/50	(3,900,000)	(4,051,217)
2% 12/1/50	(5,200,000)	(5,401,623)
2% 12/1/50	(15,100,000)	(15,685,481)
2% 12/1/50	(5,850,000)	(6,076,826)
2% 12/1/50	(10,850,000)	(11,270,694)
2% 12/1/50	(9,600,000)	(9,972,227)
2% 12/1/50	(6,400,000)	(6,648,151)
2% 12/1/50	(10,100,000)	(10,491,613)
2% 12/1/50	(5,800,000)	(6,024,887)
2% 12/1/50	(11,000,000)	(11,426,510)
2% 12/1/50	(3,000,000)	(3,116,321)
2% 12/1/50	(5,700,000)	(5,921,010)
2% 12/1/50	(450,000)	(467,448)
2% 12/1/50	(8,700,000)	(9,037,330)
2% 12/1/50	(5,200,000)	(5,401,623)
2% 12/1/50	(9,250,000)	(9,608,656)
2% 12/1/50	(900,000)	(934,896)
2% 12/1/50	(3,900,000)	(4,051,217)
2% 12/1/50	(5,800,000)	(6,024,887)
2% 12/1/50	(15,100,000)	(15,685,481)
2% 12/1/50	(19,150,000)	(19,892,514)
2.5% 12/1/50	(4,500,000)	(4,714,803)
2.5% 12/1/50	(9,500,000)	(9,953,473)
2.5% 12/1/50	(9,000,000)	(9,429,606)
2.5% 12/1/50	(4,500,000)	(4,714,803)
2.5% 12/1/50	(11,200,000)	(11,734,621)
2.5% 12/1/50	(18,500,000)	(19,383,079)
3% 12/1/50	(8,400,000)	(8,775,383)
3% 12/1/50	(8,200,000)	(8,566,445)
3% 12/1/50	(8,850,000)	(9,245,492)
3% 12/1/50	(8,650,000)	(9,036,555)
3% 12/1/50	(12,850,000)	(13,424,246)
3% 12/1/50	(10,200,000)	(10,655,822)
3% 12/1/50	(19,700,000)	(20,580,361)
3% 12/1/50	(15,600,000)	(16,297,139)
3% 12/1/50	(1,450,000)	(1,514,798)
3% 12/1/50	(5,650,000)	(5,902,489)
3.5% 12/1/50	(6,750,000)	(7,119,670)
3.5% 12/1/50	(9,500,000)	(10,020,276)
3.5% 12/1/50	(22,000,000)	(23,204,850)
3.5% 12/1/50	(15,300,000)	(16,137,918)
3.5% 12/1/50	(3,150,000)	(3,322,513)
3.5% 12/1/50	(15,350,000)	(16,190,657)
3.5% 12/1/50	(8,800,000)	(9,281,940)
3.5% 12/1/50	(1,150,000)	(1,212,981)
3.5% 12/1/50	(4,400,000)	(4,640,970)
3.5% 12/1/50	(22,350,000)	(23,574,018)
3.5% 12/1/50	(21,875,000)	(23,073,004)
3.5% 12/1/50	(1,900,000)	(2,004,055)
3.5% 12/1/50	(16,000,000)	(16,876,254)
3.5% 12/1/50	(2,850,000)	(3,006,083)
3.5% 12/1/50	(2,950,000)	(3,111,559)
3.5% 12/1/50	(350,000)	(369,168)
3.5% 12/1/50	(16,000,000)	(16,876,254)
3.5% 12/1/50	(24,850,000)	(26,210,933)
3.5% 12/1/50	(25,850,000)	(27,265,699)
3.5% 12/1/50	(3,075,000)	(3,243,405)
3.5% 12/1/50	(1,950,000)	(2,056,794)
3.5% 12/1/50	(1,000,000)	(1,054,766)
3.5% 12/1/50	(3,850,000)	(4,060,849)
3.5% 12/1/50	(4,000,000)	(4,219,064)
3.5% 12/1/50	(1,800,000)	(1,898,579)
3.5% 12/1/50	(16,250,000)	(17,139,946)
3.5% 1/1/51	(21,950,000)	(23,174,404)
3.5% 1/1/51	(40,825,000)	(43,102,277)
4% 12/1/50	(24,950,000)	(26,621,450)
4% 12/1/50	(17,550,000)	(18,725,710)
4% 12/1/50	(10,300,000)	(10,990,018)
4% 12/1/50	(24,950,000)	(26,621,450)
4% 12/1/50	(8,700,000)	(9,282,830)
4% 12/1/50	(550,000)	(586,846)
4% 12/1/50	(17,450,000)	(18,619,010)
4% 12/1/50	(26,700,000)	(28,488,686)
4% 12/1/50	(10,300,000)	(10,990,018)
4% 12/1/50	(42,500,000)	(45,347,160)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(994,723,918)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,173,962,091)		$(1,175,599,330)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	4,000,000	$(175,562)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	28,100,000	(721,461)

TOTAL PUT SWAPTIONS			(897,023)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	4,000,000	(52,144)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	28,100,000	(694,579)

TOTAL CALL SWAPTIONS			(746,723)

TOTAL WRITTEN SWAPTIONS			$(1,643,746)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	109	March 2021	$13,737,406	$16,826	$16,826
CBOT Long Term U.S. Treasury Bond Contracts (United States)	124	March 2021	21,688,375	77,600	77,600

TOTAL PURCHASED					94,426

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,701	March 2021	235,030,359	(458,292)	(458,292)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	604	March 2021	133,394,344	(81,318)	(81,318)

TOTAL SOLD					(539,610)

TOTAL FUTURES CONTRACTS					$(445,184)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$5,000,000	$(31,962)	$(69,143)	$(101,105)
CMBX N.A. AAA Index Series 12	Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	3,070,000	(19,625)	(37,556)	(57,181)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,000,000	(31,962)	(35,030)	(66,992)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	15,700,000	(100,361)	61,860	(38,501)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,800,000	(30,684)	(132,451)	(163,135)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,940,000	(18,794)	(13,984)	(32,778)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,000,000	(25,570)	(44,282)	(69,852)
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	1,000,000	(806)	(1,277)	(2,083)

TOTAL CREDIT DEFAULT SWAPS						$(259,764)	$(271,863)	$(531,627)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$78,504,000	$(13,858)	$0	$(13,858)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	3,877,000	990	0	990
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2031	10,830,000	(163,137)	0	(163,137)
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	3,394,000	6,370	0	6,370

TOTAL INTEREST RATE SWAPS							$(169,635)	$0	$(169,635)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,448,233,411 or 3.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,741,247.

 (f) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $85,384.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,523,569.

 (h) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $112,730.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Non-income producing

 (m) Affiliated Fund

 (n) Security or a portion of the security is on loan at period end.

 (o) Security is perpetual in nature with no stated maturity date.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) The rate quoted is the annualized seven-day yield of the fund at period end.

 (r) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$486,556
Fidelity Securities Lending Cash Central Fund	222,207
Total	$708,763

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$105,541,389	$--	$103,929,078	$26,043	$1,285,927	$(2,898,238)	$--
Fidelity Inve- stme- nts Mon- ey Mar- ket Gov- ern- ment Port- fo- lio Inst- itut- ion- al Cla- ss 0.01%	--	3,261,804,754	2,901,805,771	336,199	--	--	359,998,983
Fidelity SAI Total Bond Fund	6,719,728,989	345,109,035	768,879,254	344,607,067	31,235,816	(54,162,582)	6,273,032,004
Fidelity SAI U.S. Treasury Bond Index Fund	3,902,878,329	163,243,984	4,120,922,290	3,248,014	348,586,926	(291,302,467)	2,484,482
Fidelity Sustainability Bond Index Fund	25,615,432	--	25,497,606	45,199	1,872,467	(1,990,293)	--
Fidelity U.S. Bond Index Fund	156,168,500	282,416,621	416,594,865	927,925	5,780,136	(4,266,215)	23,504,177
Total	$10,909,932,639	$4,052,574,394	$8,337,628,864	$349,190,447	$388,761,272	$(354,619,795)	$6,659,019,646

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.